UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21677

 NAME OF REGISTRANT:                     Cohen & Steers International
                                         Realty Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John E. McLean
                                         280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


Cohen & Steers International Realty Fund
--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  700796254
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0205X103
    Meeting Type:  EGM
    Meeting Date:  13-Sep-2005
          Ticker:
            ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, a) subject to and contingent upon the            Mgmt          For                            For
       passing of Resolution 9, for the acquisition
       of the land marked Pte Lot No. A1897601 and
       comprised in Government Resurvey Lot Nos. 2308K
       Pt and 2813T Pt Mukim 1 together with the building
       to be erected thereon as well as the plant
       and equipment relating thereto   138 Depot
       Road   by A-REIT from Ascendas Tuas (Pte) Limited
       Ascendas Tuas   for an aggregate consideration
       between SGD 41.165 million and SGD 42.265 million
       the  138 Depot Road Acquisition  , on the
       terms and conditions set out in the sale and
       purchase agreement appended to the put and
       call option agreement dated 29 JUL 2004 made
       between HSBC Institutional Trust Services (Singapore)
       Limited  as trustee of A-REIT)  the  Trustee
       and Ascendas Tuas  and as amended and supplemented
       by the supplemental deed dated 25 AUG 2005
       , and for payment of all fees and expenses
       relating to the 138 Depot Road Acquisition
       as specified, issued by Ascendas-MGM Funds
       Management Limited  as manager of A-REIT
       the  Manager   to unitholders of A-REIT ; and
       (b) the Manager, any Director of the Manager,
       the Trustee and any Director of the Trustee
       be severally authorized to complete and do
       all such acts  and things  including executing
       all such documents as may be required  as the
       Manager, such director of the Manager, the
       Trustee or, as the case may be, such Director
       of the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the 138 Depot Road Acquisition

2.     Approve (a) subject to and contingent upon the            Mgmt          For                            For
       passing of Resolution 9, for the acquisition
       of the land marked Pte Lot No. A1897603 at
       Changi North Rise and comprised in Government
       Resurvey Lot No. 4148W Pt Mukim 31 together
       with the building to be erected thereon as
       well as the plant and equipment relating thereto
       Hamilton Sundstrand Building   by A-REIT
       from Ascendas Tuas for an aggregate consideration
       of SGD 31.0 million subject to adjustment
       if any   the  Hamilton Acquisition  , on the
       terms and conditions set out in the sale and
       purchase agreement appended to the put and
       call option agreement dated 26 JUL 2005 made
       between the Trustee and Ascendas Tuas, for
       payment of all fees and expenses relating to
       the Hamilton Acquisition  as specified ; and
       (b) the Manager, any Director of the Manager,
       the Trustee and any Director of the Trustee
       severally authorized to complete and do all
       such acts and things  including executing all
       such documents as may be required  as the Manager,
       such Director of the Manager, the Trustee or,
       as the case may be, such Director of the Trustee
       may consider expedient or necessary or in the
       interests of A-REIT to give effect to the Hamilton
       Acquisition

3.     Approve, (a) subject to and contingent upon               Mgmt          For                            For
       the passing of Resolution 9, for the acquisition
       of the unexpired portion of the leasehold estate
       of 30 years commencing 16 MAY 2003 in respect
       of the whole of Lot 2399C Mukim 7 together
       with the building erected thereon  known as
       455A Jalan Ahmad Ibrahim  as well as the plant
       and equipment relating thereto   Hoya Building
       by A-REIT from Ascendas Land (Singapore)
       Pte Limited   Ascendas Land   for an aggregate
       consideration of SGD 5.3 million  the  Hoya
       Acquisition  , on the terms and conditions
       set out in the sale and purchase agreement
       appended to the put and call option agreement
       dated 26 JUL 2005 made between the Trustee
       and Ascendas Land, and for payment of all fees
       and expenses relating to the Hoya Acquisition
       as specified ; and (b) the Manager, any Director
       of the Manager, the Trustee and any Director
       of the Trustee be severally authorized to complete
       and do all such acts and things  including
       executing all such documents as may be required
       as the Manager, such Director of the Manager,
       the Trustee or, as the case may be, such  Director
       of the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the Hoya Acquisition

4.     Approve, (a) subject to and contingent upon               Mgmt          For                            For
       the passing of Resolution 9, for the acquisition
       of the unexpired portion of the leasehold estate
       of 30 years commencing 16 MAY 1993  with an
       option for further 30 years  in respect of
       the whole of Lot 6300A Mukim 5 together with
       the building erected thereon  known as  LogisHub@Clementi
       , 2 Clementi Loop  as well as the plant and
       equipment relating thereto   LogisHub@Clementi
       by A-REIT from Ascendas Tuas for an aggregate
       consideration of SGD 18.07 million  the  LogisHub
       Acquisition  , on the terms and conditions
       set out in the sale and purchase agreement
       appended to the put and call option agreement
       dated 26 JUL 2005 made between the Trustee
       and Ascendas Tuas, and for payment of all fees
       and expenses relating to the LogisHub Acquisition
       as specified ; and (b) the Manager, any Director
       of the Manager, the Trustee and any Director
       of the Trustee be severally authorized to complete
       and do all such acts and things  including
       executing all such documents as may be required
       as the Manager, such Director of the Manager,
       the Trustee or, as the case may be, such Director
       of the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the LogisHub Acquisition

5.     Approve, (a) subject to and contingent upon               Mgmt          For                            For
       the passing of Resolution 9, for the acquisition
       of the unexpired portion of the leasehold estate
       of 30 years commencing 16 JUN 1995  with an
       option for a further 30 years  in respect of
       the whole of Lot 6864P Mukim 5 together with
       the building erected thereon  known as Techquest,
       No.7 International Business Park  as well as
       the plant and equipment relating thereto
       Techquest   by A-REIT from Ascendas Land for
       an aggregate consideration of SGD 7.5 million
       the  Techquest Acquisition  , on the terms
       and conditions set out in the sale and purchase
       agreement appended to the put and call option
       agreement dated 26 JUL 2005 made between the
       Trustee and Ascendas Land, and for payment
       of all fees and expenses relating to the Techquest
       Acquisition  as specified ; and (b) the Manager,
       any Director of the Manager, the Trustee and
       any Director of the Trustee be severally authorized
       to complete and do all such acts and things
       including executing all such documents as
       may be required  as the Manager, such Director
       of the Manager, the Trustee or, as the case
       may be, such Director of the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the Techquest Acquisition

6.     Approve, (a) subject to and contingent upon               Mgmt          For                            For
       the passing of Resolution 9, for the acquisition
       of the unexpired portion of the leasehold estate
       of 60 years commencing 09 JUL 1996 in respect
       of the whole of Lot 5471P Mukim 23 together
       with the building erected thereon  known as
       Techview, No. 1 Kaki Bukit View  as well as
       certain mechanical and electrical equipment
       relating thereto   Techview   by A-REIT from
       Ascendas  KB View  Pte Limited   Ascendas KBV
       for an aggregate consideration of SGD 76.0
       million  the  Techview Acquisition  , on the
       terms and conditions set out in the sale and
       purchase agreement appended to the put and
       call option agreement dated 26 JUL 2005 made
       between the Trustee and Ascendas KBV and for
       payment of all fees and expenses relating to
       the Techview Acquisition  as specified ; and
       (b) the Manager, any Director of the Manager,
       the Trustee and any Director of the Trustee
       be severally authorized to complete and do
       all such acts and things  including executing
       all such documents as may be required  as the
       Manager, such Director of the Manager, the
       Trustee or, as the case may be, such Director
       of the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the Techview Acquisition

7.     Approve, (a) subject to and contingent upon               Mgmt          For                            For
       the passing of Resolution 9, for the acquisition
       of the land marked Pte Lot No. A1897604 at
       Changi North Rise and comprised in Government
       Resurvey Lot No. 4148W Pt Mukim 31 together
       with the building to be erected thereon as
       well as the plant and equipment relating thereto
       Thales Building   by A-REIT from Ascendas
       Tuas for an aggregate consideration of SGD
       5.75 million subject to adjustment  if any
       the  Thales Acquisition  , on the terms and
       conditions set out in the sale and purchase
       agreement appended to the put and call option
       agreement dated 26 JUL 2005 made between the
       Trustee and Ascendas Tuas, and for payment
       of all fees and expenses relating to the Thales
       Acquisition  as specified ; and (b) the Manager,
       any Director of the Manager, the Trustee and
       any Director of the Trustee be severally authorized
       to complete and do all such acts and things
       including executing all such documents as
       may be required  as the Manager, such Director
       of the Manager, the Trustee or, as the case
       may be, such Director of the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the Thales Acquisition

E.8    Approve, (a) subject to and contingent upon               Mgmt          For                            For
       the passing of Resolution 6, pursuant to Clause
       5.2.6 of the trust deed constituting A-REIT
       as amended   the  Trust Deed   for A-REIT
       to issue such number of the Techview Consideration
       Units to Ascendas KBV at the Issue Price as
       would be required to satisfy the Required Portion
       as specified  that Ascendas KBV elects to
       receive in units in A-REIT   Units  ; and (b)
       the Manager, any Director of the Manager, the
       Trustee and any Director of the Trustee be
       severally authorized to complete and do all
       such acts and things  including executing all
       such documents as may be required  as the Manager,
       such Director of the Manager, the Trustee or,
       as the case may be, such Director of the Trustee
       may consider expedient or necessary or in the
       interests of A-REIT to give effect to the issue
       of the Techview Consideration Units

E.9    Approve, (a) for the purposes of Clause 5.2.6             Mgmt          For                            For
       of the Trust Deed for A-REIT to offer and issue,
       as specified , such number of new Units as
       would be required to raise up to SGD 240.0
       million in gross proceeds  the  Equity Fund
       Raising  ; and (b) the Manager, any Director
       of the Manager, the Trustee and any Director
       of the Trustee be severally authorized to complete
       and do all such acts and things  including
       executing all such documents as may be required
       as the Manager, such Director of the Manager,
       the Trustee or, as the case may be, such Director
       of the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the Equity Fund Raising

10.    Approve, (a) for the purposes of Clause 5.2.6             Mgmt          For                            For
       of the Trust Deed for A-REIT to offer and issue,
       as specified , such number of new Units as
       would be required to raise up to SGD 240.0
       million in gross proceeds  the  Equity Fund
       Raising  ; and (b) the Manager, any Director
       of the Manager, the Trustee and any Director
       of the Trustee be severally authorized to complete
       and do all such acts and things  including
       executing all such documents as may be required
       as the Manager, such Director of the Manager,
       the Trustee or, as the case may be, such Director
       of the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the Equity Fund Raising




--------------------------------------------------------------------------------------------------------------------------
 BOARDWALK REAL ESTATE INVESTMENT TRU                                                        Agenda Number:  932478286
--------------------------------------------------------------------------------------------------------------------------
        Security:  096631106
    Meeting Type:  Special
    Meeting Date:  10-May-2006
          Ticker:  BOWFF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     FIXING THE NUMBER OF TRUSTEES TO BE ELECTED               Mgmt          For                            For
       AT THE MEETING AT NOT MORE THAN 6.

02     DIRECTOR
       PAUL J. HILL                                              Mgmt          For                            For
       DAVID V. RICHARDS                                         Mgmt          For                            For
       AL W. MAWANI                                              Mgmt          For                            For
       JAMES R. DEWALD                                           Mgmt          For                            For
       SAM KOLIAS                                                Mgmt          For                            For
       ERNIE KAPITZA                                             Mgmt          For                            For

03     THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS               Mgmt          For                            For
       THE AUDITORS OF THE TRUST FOR THE ENSUING YEAR
       AT A REMUNERATION TO BE FIXED BY THE TRUSTEES.

04     ADOPTION OF A DEFERRED UNIT PLAN FOR THE TRUST,           Mgmt          For                            For
       ALL AS MORE PARTICULARLY SET FORTH IN THE MANAGEMENT
       INFORMATION CIRCULAR.

05     ADOPTION OF AMENDMENTS TO THE DECLARATION OF              Mgmt          For                            For
       TRUST CONSTITUTING THE TRUST WHICH ARE CONTEMPLATED
       OR NECESSARY IN CONNECTION WITH THE BUSINESS
       OF THE TRUST, ALL AS MORE PARTICULARLY SET
       FORTH IN THE MANAGEMENT INFORMATION CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  700768849
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2005
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and audited           Mgmt          For                            For
       reports for the YE 31 MAR 2005

2.     Declare a final dividend for the YE 31 MAR 2005           Mgmt          For                            For

3.     Re-elect Mr. John Ritblat as a Director                   Mgmt          For                            For

4.     Re-elect Mr. John Weston Smith as a Director              Mgmt          For                            For

5.     Re-elect Mr. Michael Cassidy as a Director                Mgmt          For                            For

6.     Re-elect Mr. Graham Roberts as a Director                 Mgmt          For                            For

7.     Re-elect Mr. Stephen Hester as a Director                 Mgmt          For                            For

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

10.    Approve the remuneration report on pages 58               Mgmt          For                            For
       to 63 of the annual report and accounts 2005
       and the policy set out therein

11.    Approve to renew the Directors  authority to              Mgmt          For                            For
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 16 JUL 2004 pursuant to Section 80 of the
       Companies Act 1985

S.12   Approve the pre-emption rights held by existing           Mgmt          For                            For
       shareholders which attach to future issues
       for cash of equity securities of the Company
       by virtue of Section 89 of the Companies Act
       1985

S.13   Authorize the Company to exercise its power               Mgmt          For                            For
       to purchase its own shares pursuant to the
       Articles of Association of the Company

14.    Approve to sub-divide each of the 200,000 6%              Mgmt          For                            For
       cumulative redeemable convertible preference
       shares of GBP 1 each in the Company  all of
       which are unissued  into four 6% cumulative
       redeemable convertible preference shares of
       25 pence each which shall then each be re-designated
       as an ordinary share of 25 pence

S.15   Amend the Company s Articles of Association               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PROPERTIES CORPORATION                                                           Agenda Number:  932459577
--------------------------------------------------------------------------------------------------------------------------
        Security:  112900105
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2006
          Ticker:  BPO
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       MR. GORDON E. ARNELL                                      Mgmt          For                            For
       MR. WILLIAM T. CAHILL                                     Mgmt          For                            For
       MR. RICHARD B. CLARK                                      Mgmt          For                            For
       MR. JACK L. COCKWELL                                      Mgmt          For                            For
       MR. J. BRUCE FLATT                                        Mgmt          For                            For
       MR. RODERICK D. FRASER                                    Mgmt          For                            For
       MR. PAUL D. MCFARLANE                                     Mgmt          For                            For
       MR. ALLAN S. OLSON                                        Mgmt          For                            For
       MR. SAM POLLOCK                                           Mgmt          For                            For
       MS. LINDA D. RABBITT                                      Mgmt          For                            For
       MR. ROBERT L. STELZL                                      Mgmt          For                            For
       MR. WILLIAM C. WHEATON                                    Mgmt          For                            For
       MR. JOHN E. ZUCCOTTI                                      Mgmt          For                            For

B      THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS               Mgmt          For                            For
       AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX
       THE AUDITORS  REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  700915880
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2006
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the audited accounts for the YE 31 DEC 2005
       and the Auditors  report thereon

2.     Declare a first and final dividend of SGD 0.06            Mgmt          For                            For
       per share and a special dividend of SGD 0.12
       per share, less Singapore income tax at 20%,
       for the YE 31 DEC 2005

3.     Approve the sum of SGD 1,072,692 as Directors             Mgmt          For                            For
       fees for the YE 31 DEC 2005

4.I    Re-elect Mr. Andrew Robert Fowell Buxton as               Mgmt          For                            For
       a Director who retires by rotation pursuant
       to Article 95 of the Articles of Association
       of the Company

4.II   Re-elect Mr. Jackson Peter Tai as a Director              Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.I    Re-elect Professor Robert Henry Edelstein as              Mgmt          For                            For
       a Director who retires pursuant to Article
       101 of the Articles of Association of the Company

5.II   Re-elect Dr. Victor Fung Kwok King as a Director          Mgmt          For                            For
       who retires pursuant to Article 101 of the
       Articles of Association of the Company

5.III  Re-elect Mr. James Koh Cher Siang as a Director           Mgmt          For                            For
       who retires pursuant to Article 101 of the
       Articles of Association of the Company

5.IV   Re-elect Mrs Arfat Pannir Selvam as a Director            Mgmt          For                            For
       who retires pursuant to Article 101 of the
       Articles of Association of the Company

6.I    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

6.II   Re-appoint Mr. Hsuan Owyang as a Director, who            Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

6.III  Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

7.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

8.     Transact any other business                               Other         Against                        *

9.A    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       (i) issue shares in the capital of the Company
       shares  whether by way of rights, bonus or
       otherwise; and/or (ii) make or grant offers,
       agreements or options  collectively, Instruments
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of  as well as adjustments to  warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b)  notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force  issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this resolution
       including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution  does not exceed 50% of the
       issued share capital of the Company  as specified
       , of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company  including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution  does
       not exceed 20% of the issued share capital
       of the Company  as specified ; 2)  subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited  for the purpose of determining the
       aggregate number of shares that may be issued
       as specified, the percentage of issued share
       capital shall be based on the issued share
       capital of the Company at the time this resolution
       is passed, after adjusting for: (i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and (ii) any subsequent consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited for the time being
       in force  unless such compliance has been waived
       by the Singapore Exchange Securities Trading
       Limited  and the Articles of Association for
       the time being of the Company;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held

9.B    Authorize the Board of Directors to offer and             Mgmt          Against                        Against
       grant options in accordance with the provisions
       of the Capitaland Share Option Plan  Share
       Option Plan  and/or to grant awards in accordance
       with the provisions of the Capitaland Performance
       Share Plan  Performance Share Plan  and/or
       the Capitaland Restricted Stock Plan  Restricted
       Stock Plan   the Share Option Plan, the Performance
       Share Plan and the Restricted Stock Plan, together
       the Share Plans ; and to allot and issue from
       time to time such number of shares in the Company
       as may be required to be issued pursuant to
       the exercise of options under the Share Option
       Plan and/or such number of fully paid shares
       in the Company as may be required to be issued
       pursuant to the vesting of awards under the
       Performance Share Plan and/or the Restricted
       Stock Plan, provided that the aggregate number
       of shares to be issued pursuant to the Share
       Plans shall not exceed 15% of the total issued
       share capital of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  700915905
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2006
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles 2, 3, 4, 5, 6, 8, 9, 10,               Mgmt          For                            For
       11, 12, 14, 15, 17, 19, 21(C), 22, 25, 28,
       38, 40, 41, 47, 48, 49, 50, 51, 54, 59, 64,
       65, 68, 79, 92, 93, 94, 97, 100, 102(C), 103(A),
       103(B), 107, 111, 114, 116, 124, 127, 130,
       136, 139, 142, 144 and 150 of the Articles
       of Association of the Company  the Articles
       together with the headings appearing above
       Articles 3 and 136 be altered and amend a new
       Article 5 and heading above new Article 5 be
       inserted as specified




--------------------------------------------------------------------------------------------------------------------------
 CENTRO PROPERTIES GROUP                                                                     Agenda Number:  700794022
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2226X103
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2005
          Ticker:
            ISIN:  AU000000CNP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports of Centro Properties        Non-Voting    No vote
       Group  comprising the Company and the Trust
       and the reports of the Directors and the Auditor
       for the YE 30 JUN 2005

2.A    Re-elect Mr. Brian Healey as a Director in accordance     Mgmt          For                            For
       with the Company s Constitution

2.B    Re-elect Mr. Peter Graham Goldie as a Director            Mgmt          For                            For
       in accordance with the Company s Constitution

2.C    Elect Mr. William Hall as a Director in accordance        Mgmt          For                            For
       with the Company s Constitution

1.     Approve that, conditional upon passing of Resolution      Mgmt          For                            For
       S.2 the Company reduces its share capital by
       paying the amount of AUD 584.8 million  representing
       75 cents per share  to Centro Property Trust
       on behalf of all Members of the Company on
       the record date determined by the Directors

S.2    Amend the Constitution of the Company as specified        Mgmt          For                            For

3.     Approve the issue to or acquisition by Mr. Andrew         Mgmt          For                            For
       Thomas Scott as Chief Executive Officer  or
       an entity controlled by Mr. Scott and his family
       of up to 1,000,000 Stapled Securities at the
       market price at the time of the issue  or acquisition
       and on the same terms as Stapled Securities
       are issued under Centro s Employee Security
       Plan and subject to the performance hurdles
       as specified

4.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2005




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD                                                                  Agenda Number:  700946405
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  18-May-2006
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2005

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Kam Hing Lam as a Director                      Mgmt          For                            For

3.2    Elect Mr. Chung Sun Keung, Davy as a Director             Mgmt          For                            For

3.3    Elect Mr. Fok Kin-ning, Canning as a Director             Mgmt          For                            For

3.4    Elect Mr. Frank John Sixt as a Director                   Mgmt          For                            For

3.5    Elect Mr. George Colin Magnus as a Director               Mgmt          For                            For

3.6    Elect Mr. Kwok Tun-li, Stanley as a Director              Mgmt          For                            For

3.7    Elect Mr. Hung Siu-lin, Katherine as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors, to issue and dispose             Mgmt          Against                        Against
       the additional shares not exceeding 20% of
       the existing issued share capital of the Company
       at the date of passing of this Resolution,
       Authority expires at the next AGM ; such mandate
       to include the granting of offers or options
       including bonds and debentures convertible
       into shares of the Company  which might be
       exercisable or convertible during or after
       the Relevant Period

5.2    Authorize the Directors, during the relevant              Mgmt          For                            For
       period  as specified  of all the powers of
       the Company, to repurchase shares of HKD 0.50
       each in the capital of the Company, in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time; the aggregate nominal amount
       of shares of the Company to be repurchased
       by the Company shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       of this Resolution, and the said approval be
       limited accordingly;  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

5.3    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 CITY DEVELOPMENTS LTD                                                                       Agenda Number:  700912240
--------------------------------------------------------------------------------------------------------------------------
        Security:  V23130111
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2006
          Ticker:
            ISIN:  SG1R89002252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2005

2.     Declare a first and final dividend of 7.5 cents           Mgmt          For                            For
       per ordinary share and a special ordinary dividend
       of 5.0 cents per ordinary share less 20% income
       tax for the YE 31 DEC 2005 as recommended by
       the Directors

3.     Approve the Directors  fees of SGD 241,028.00             Mgmt          For                            For
       for the YE 31 DEC 2005 and Audit Committee
       fees of SGD 47,500.00 per quarter for the period
       from 01 JUL 2006 to 30 JUN 2007, with payment
       of the Audit Committee fees to be made in arrears
       at the end of each calendar quarter (period
       from 01 JUL 2005 to 30 JUN 2006 :SGD 42,500.00
       per quarter)

4.A    Re-elect Mr. Chow Chiok Hock as a Director,               Mgmt          For                            For
       who retires in accordance with the Articles
       of Association of the Company

4.B    Re-elect Mr. Kwek Leng Peck as a Director, who            Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

5.A    Re-appoint Mr. Chee Keng Soon as a Director               Mgmt          For                            For
       of the Company until the next AGM, in accordance
       with Section 153(6) of the Companies Act, Chapter
       50

5.B    Re-appoint Mr. Tang See Chim as a Director of             Mgmt          For                            For
       the Company until the next AGM, in accordance
       with Section 153(6) of the Companies Act, Chapter
       50

6.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

7.     Authorize the Directors to issue ordinary shares          Mgmt          For                            For
       whether by way of rights, bonus or otherwise;
       and/or to make or grant offers, agreements
       or options  collectively Instruments  that
       might or would require ordinary shares to be
       issued, including but not limited to the creation
       and issue of  as well as adjustments to  warrants,
       debentures or other instruments convertible
       into ordinary shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may, in
       their absolute discretion, deem fit; and  notwithstanding
       the authority conferred by this ordinary resolution
       may have ceased to be in force  issue ordinary
       shares in pursuance of any Instrument made
       or granted by the Directors while this ordinary
       resolution was in force; provided that the
       aggregate number of ordinary shares to be issued
       pursuant to this ordinary resolution  including
       ordinary shares to be issued in pursuance of
       Instruments made or granted pursuant to this
       ordinary resolution but excluding ordinary
       shares which may be issued pursuant to any
       adjustments effected under any relevant Instrument
       , does not exceed 50% of the issued ordinary
       share capital of the Company  as specified
       , of which the aggregate number of ordinary
       shares to be issued other than on a pro-rata
       basis to shareholders of the Company  including
       ordinary shares to be issued in pursuance of
       Instruments made or granted pursuant to this
       ordinary resolution but excluding ordinary
       shares which may be issued pursuant to any
       adjustments effected under any relevant instrument
       does not exceed 20% of the issued ordinary
       share capital of the Company  as specified
       ;  subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited  SGX-ST  for the
       purpose of determining the aggregate number
       of ordinary shares that may be issued under
       as specified in this ordinary resolution, the
       percentage of issued ordinary share capital
       shall be based on the issued ordinary share
       capital of the Company at the time this Ordinary
       Resolution is passed, after adjusting for:
       i) new ordinary shares arising from the conversion
       or exercise of any convertible securities;
       ii) new ordinary shares arising from the exercise
       of share options or vesting of share awards
       which are outstanding or subsisting at the
       time this ordinary resolution is passed, provided
       the options or awards were granted in compliance
       with the Listing Manual of the SGX-ST; and
       iii) any subsequent consolidation or subdivision
       of ordinary shares; and in relation to an instrument,
       the number of ordinary shares shall be taken
       to be that number as would have been issued
       had the rights therein been fully exercised
       or effected on the date of the making or granting
       of the instrument; e) in exercising the authority
       conferred by this Ordinary Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force  unless such compliance has
       been waived by the SGX-ST  and the Articles
       of Association for the time being of the Company;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held

8.     Authorize the Directors to offer and grant options        Mgmt          Against                        Against
       in accordance with the provisions of the City
       Developments Share Option Scheme 2001  the
       Scheme  and to allot and issue from time to
       time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of the options
       granted under the Scheme provided that the
       aggregate number of ordinary shares to be issued
       pursuant to the Scheme shall not exceed 8%
       of the issued ordinary share capital of the
       Company from time to time

9.     Authorize the Company and its subsidiaries and            Mgmt          For                            For
       associated Companies that are not listed on
       the SGX-ST, or an approved exchange, over which
       the Company, its subsidiaries and/or its interested
       person(s), have control, or any of them, for
       the purpose of Chapter 9 of the Listing Manual
       of the SGX-ST, to enter into any of the transactions
       falling within the category of Interested Person
       Transactions, as specified, with any party
       who is of the class or classes of Interested
       Persons, provided that such transactions are
       entered into in accordance with the review
       procedures for Interested Person Transactions
       as specified;  Authority expires at the conclusion
       of the next AGM of the Company ; and authorize
       the Directors of the Company to complete and
       do all such acts and things  including executing
       all such documents as may be required  as they
       or he may consider expedient or necessary or
       in the interests of the Company to give effect
       to the IPT Mandate and/or this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CITY DEVELOPMENTS LTD                                                                       Agenda Number:  700914218
--------------------------------------------------------------------------------------------------------------------------
        Security:  V23130111
    Meeting Type:  EGM
    Meeting Date:  26-Apr-2006
          Ticker:
            ISIN:  SG1R89002252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company in substitution for, and to
       the exclusion of, the existing Articles of
       Association

O.2    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore  Companies
       Act , to purchase or otherwise acquire issued
       ordinary shares  Ordinary Shares  and/or non-redeemable
       convertible non-cumulative preference shares
       Preference Shares  not exceeding in aggregate
       of the 10% of the total number of issued ordinary
       shares, and in relation to any purchase or
       acquisition of preference shares, the number
       of issued preference shares representing 10%
       of the total number of issued preference shares,
       of the Company as at the date of the passing
       of this Resolution, whether by way of market
       purchases on the Singapore Exchange Securities
       Trading Limited (SGX-ST); and/or (ii) off-market
       purchases effected otherwise than on the SGX-ST
       in accordance with any equal access scheme(s),
       at a price of up to 105% above the average
       closing market prices over the previous 5 market
       days in case of market purchase and 120% in
       case of off-market purchase; and the Directors
       of the Company to complete and do all such
       acts and things (including executing such documents
       as may be required) as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this Resolution;  Authority
       expires the earlier of the next AGM of the
       Company is held or the date by which the next
       AGM of the Company is required by law to be
       held




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  700934070
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2006
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 304165 DUE TO CHANGE IN VOTING RIGHTS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 19 APR 2006. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU

1.     Opening                                                   Non-Voting    No vote

2.     Receive the report for the financial year 2005            Non-Voting    No vote
       by the Board of Management

3.     Adopt the financial statements for the FY 2005            Mgmt          For                            For

4.     Adopt a dividend for the FY 2005                          Mgmt          For                            For

5.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Management from liability for the FY 2005

6.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board from liability for the FY 2005

7.     Appoint the Directors to the Management Board             Non-Voting    No vote
       as of 01 MAY 2006

8.     Re-appoint KPMG Accountants NV as the External            Mgmt          For                            For
       Auditor

9.     Transact any other business                               Non-Voting    No vote

10.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DAWNAY DAY TREVERIA PLC, ISLE OF MAN                                                        Agenda Number:  700884439
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759M103
    Meeting Type:  AGM
    Meeting Date:  21-Mar-2006
          Ticker:
            ISIN:  GB00B0RFL714
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.a    Re-appoint Mr. Ian James Henderson as a Director          Mgmt          For                            For
       of the Company

1.b    Re-appoint Mr. Peter Richard Klimt as a Director          Mgmt          Against                        Against
       of the Company

1.c    Re-appoint Mr. David John Parnell as a Director           Mgmt          For                            For
       of the Company

1.d    Re-appoint Mr. Christopher Henry Lovell as a              Mgmt          For                            For
       Director of the Company

1.e    Re-appoint Mr. Martin Johannes Bruehl as a Director       Mgmt          For                            For
       of the Company

S.1    Approve that EUR 87,991,255 being part of the             Mgmt          For                            For
       amount standing to the credit of the share
       premium account of the Company be, subject
       to the confirmation of the court, cancelled
       in accordance with Section 57 of the Companies
       Act 1931  Isle of Man

S.2    Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 13 of the Companies Act 1992  of ordinary
       shares in the capital of the Company, up to
       44,440,028 ordinary shares  representing 10%
       of the issued share capital of the Company
       at the time of the AGM , at a minimum price
       that may be paid for each ordinary share EUR
       0.01  nominal value  equal to the nominal value,
       the maximum price paid for such shares equal
       to 105% above the average mid-market quotation
       for an ordinary share as derived from the London
       Stock Exchange Daily Official List, for 5 business
       days;  Authority expires at the conclusion
       of the next AGM of the Company ; the Company
       may make a contract to acquire its ordinary
       shares under the authority conferred prior
       to the expiry of such authority which will
       or may be executed wholly or partly such authority
       and may purchase its ordinary shares in pursuance
       of any such contract

S.3    Authorize the Directors, in accordance with               Mgmt          Against                        Against
       Article 10 of the Articles of Association,
       to allot ordinary shares up to an aggregate
       nominal value equal to the authorized but unissued
       share capital of the Company;  Authority expires
       at the conclusion of next AGM of the Company
       ; Company to make an offer or enter into an
       agreement which would or might require ordinary
       shares to be allotted after this authority
       expires




--------------------------------------------------------------------------------------------------------------------------
 DB RREEF TRUST                                                                              Agenda Number:  700811020
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q31265103
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2005
          Ticker:
            ISIN:  AU000000DRT1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Ratify the appointment of Mr. Christopher Beare           Mgmt          For                            For
       as a Director of DB RREEF Funds Management
       Limited

1.2    Ratify the appointment of Mr. Elizabeth Alexander         Mgmt          For                            For
       AM as a Director of DB RREEF Funds Management
       Limited

1.3    Ratify the appointment of Mr. Barry Brownjohn             Mgmt          For                            For
       as a Director of DB RREEF Funds Management
       Limited

1.4    Ratify the appointment of Mr.Stewart Ewen as              Mgmt          For                            For
       a Director of DB RREEF Funds Management Limited

2.     Ratify, for the purposes of ASX Listing Rule              Mgmt          For                            For
       7.4, the issue of Stapled Securities as specified

3.     Approve to increase in remunaration for the               Mgmt          For                            For
       Non- Executive Director of DB RREEF Funds Management
       Limited and its holding Company DB RREEF Holdings
       Pty Limited as specified

4.     Adopt the remunaration report for the FYE 30              Mgmt          For                            For
       JUN 2005




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE EUROSHOP AG, ESCHBORN                                                              Agenda Number:  700970052
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1854M102
    Meeting Type:  OGM
    Meeting Date:  22-Jun-2006
          Ticker:
            ISIN:  DE0007480204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2005 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 34,374,998 as follows: Payment
       of a dividend of EUR 2 per no-par share Ex-dividend
       and payable date: 23 JUN 2006

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Resolution on the remuneration f or Members               Mgmt          For                            For
       of the Supervisory Board For the 2005 FY, each
       Member of the Supervisory Board shall receive
       a fixed remuneration of EUR 15,000, the Chairman
       shall receive EUR 30, 000, the Deputy Chairman
       EUR 22,500

6.     Resolution on the authorization to issue convertible      Mgmt          For                            For
       bonds, the creation of contingent capital,
       and the corresponding amendment to the Articles
       of Association; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bonds of up to
       EUR 150,000,000, having a term of up to 7 years
       and conferring convertible rights for new registered
       shares of the Company, on or before 21 JUN
       2011 Shareholders shall be granted subscription
       rights except for the issue of bonds conferring
       convertible rights for shares of the company
       of up to 10% of its share capital if such bonds
       are issued at a price not materially below
       their theoretical market value, for residual
       amounts, and for the granting of such rights
       to other bondholders; the Company's share capital
       shall be increased accordingly by up to EUR
       4,800,000 through the issue of up to 3,750,000
       new registered shares, insofar as convertible
       rights are exercised

7.     Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the appropriation of the distributable
       profit

8.     Amendments to the Articles of Association in              Mgmt          For                            For
       connection with the Law on Company Integrity
       and the Modernization of the Right to Set Aside
       Resolutions  UMAG  as follows: Section 11(1),
       regarding the shareholders meeting being held
       at the Company's domicile, within a distance
       of 50 km or at the seat of a German Stock exchange
       Section 11(2), regarding the shareholder's
       meeting being held within 8 months after the
       end of the FY Section 11(3), regarding shareholders'
       meetings being convened at least 30 days before
       the shareholder deadline for registering to
       attend the meeting Section 11(4), regarding
       the deadline for registering to attend the
       shareholder's meeting being the seventh day
       prior to the meeting date Section 11(5), regarding
       amendments to the Company's share register
       being excluded six days prior to the shareholders
       meeting Section 11(6), regarding the Chairman
       of the shareholders meeting being the Chairman
       of the shareholders meeting

9.     Appointment of Auditors for the 2006 FY: BDO              Mgmt          For                            For
       Deutsche Warentreuhand AG, Hamburg

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG                                                                          Agenda Number:  700772658
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U143
    Meeting Type:  AGM
    Meeting Date:  04-Aug-2005
          Ticker:
            ISIN:  DE0006283302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT " DEUTSCHE WOHNEN AG               Non-Voting    No vote
       " SHARES ARE ISSUED IN REGISTERED FORM AND
       AS SUCH DO NOT REQUIRE SHARE BLOCKING IN ORDER
       TO ENTITLE YOU TO VOTE. THANK YOU

1.     Receive the financial statements and annual               Mgmt          For                            For
       report for the 2004 FY with the report of the
       Supvervisory Board, the group financial statements
       and group annual report

2.     Approve the appropriation of the distributable            Mgmt          For                            For
       profit of EUR 35,000,000 as follows: payment
       of a dividend of EUR 8.75 per no-par share
       ex-dividend and payable date: 05 AUG 2005

3.     Ratify the acts of the Board of Managing Directors        Mgmt          For                            For

4.     Ratify the acts of the Supervisory Board                  Mgmt          For                            For

5.     Appoint KPMG Deutsche Treuhand-Gesellschaft               Mgmt          For                            For
       AG, Frankfurt as the Auditors for the 2005
       FY

6.1    Elect Mr. Harry Gutte  as the Supervisory Board           Mgmt          For                            For
       Member

6.2    Elect Mr. Matthias Huenlein as the Supervisory            Mgmt          For                            For
       Board Member

6.3    Elect Mr. Hans-Werner Jacob as the Supervisory            Mgmt          For                            For
       Board Member

6.4    Elect Dr. Andreas Kretschmer as the Supervisory           Mgmt          For                            For
       Board Member

7.     Approve the remuneration for the Supervisory              Mgmt          For                            For
       Board for the 2005 FY; the Supervisory Board
       shall be remunerated as per the resolution
       of the AGM in 2001




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  700874058
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U143
    Meeting Type:  EGM
    Meeting Date:  23-Mar-2006
          Ticker:
            ISIN:  DE0006283302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the revocation of the Control Agreement           Mgmt          For                            For
       with DB Real Estate Management GmbH, held on
       07 MAY 1999

2.     Approve the adjustment of the FY; the FY shall            Mgmt          For                            For
       begin on 01 JUL and end on 30 JUN of the following
       year; and the period from 01 JAN to 30 JUN
       2006 shall be an abbreviated FY

3.     Approve the conversion of registered shares               Mgmt          For                            For
       into bearer shares and the corresponding amendment
       to the Articles of Association; and authorize
       the shareholders to convert their registered
       shares into bearer shares and authorize the
       Company to issue bearer shares in the future

4.     Amend Section 7(4) of the Articles of Association         Mgmt          For                            For
       in respect of the right of DB Real Estate Management
       GmbH to occupy two seats on the Supervisory
       Board being revoked

5.     Amend Section 10 of the Articles of Association           Mgmt          For                            For
       in respect of the provisions concerning the
       right to attend a shareholders meeting being
       adjusted

6.     Elect the Supervisory Board                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DEVELOPMENT SECURITIES PLC                                                                  Agenda Number:  700931163
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2740B125
    Meeting Type:  AGM
    Meeting Date:  11-May-2006
          Ticker:
            ISIN:  GB0002668464
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements for the YE 31 DEC 2005

2.     Approve the remuneration report as specified              Mgmt          For                            For

3.     Re-elect Mr. V.M. Mitchell as a Director                  Mgmt          For                            For

4.     Re-elect Mr. M.S. Soames as a Director                    Mgmt          For                            For

5.     Declare a final dividend of 4.25 pence per ordinary       Mgmt          For                            For
       share

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

S.7    Authorize the Company, in accordance with the             Mgmt          For                            For
       Article 42 of its Articles of  Association
       and Part V of the Companies Act 1985  the Act
       , to make market purchases  Section 163 of
       the Act  of up to 5,473,000 ordinary shares,
       the minimum price which may be paid for such
       shares is the nominal value per share  exclusive
       of expenses  and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2007 or 10 AUG 2007 ;
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

8.     Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act 1985, to allot relevant securities up to
       an aggregate nominal amount of GBP 6,505,106;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or 10 AUG 2007
       ; and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities  Section 94 of the Act   pursuant
       to the authority conferred by Resolution 8,
       disapplying the statutory pre-emption rights
       Section 89(1) of the Act , provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue in favor of ordinary shareholders; b)
       up to an aggregate nominal amount of GBP 918,333;
       Authority expires the earlier of the conclusion
       of the AGM of the Company in 2007 or 10 AUG
       2007 ; and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

10.    Approve the Development Securities PLC Performance        Mgmt          For                            For
       Share Plan 2006  PSP  as specified and authorize
       the Directors to do all acts and things that
       may consider necessary or expedient to carry
       the IGP into effect

11.    Approve the Development Securities PLC Investment         Mgmt          For                            For
       Growth Plan 2006  IGP  as specified and authorize
       the Directors to do all acts and things that
       may consider necessary or expedient to carry
       the IGP into effect




--------------------------------------------------------------------------------------------------------------------------
 EUROCASTLE INVESTMENTS LTD, GUERNSEY                                                        Agenda Number:  700967613
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3222A106
    Meeting Type:  AGM
    Meeting Date:  31-May-2006
          Ticker:
            ISIN:  GB00B01C5N27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the profit and loss account           Mgmt          For                            For
       and balance sheet of the Company and the reports
       of the Directors and the Auditors therein,
       for the YE 31 DEC 2005

2.     Re-elect Mr. Keith Dorrian as a Director                  Mgmt          For                            For

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine their remuneration




--------------------------------------------------------------------------------------------------------------------------
 EUROCOMMERCIAL PROPERTIES NV                                                                Agenda Number:  700814482
--------------------------------------------------------------------------------------------------------------------------
        Security:  N31065142
    Meeting Type:  AGM
    Meeting Date:  01-Nov-2005
          Ticker:
            ISIN:  NL0000288876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Approve the annual report of the Board of Management      Mgmt          Abstain                        Against
       for the FYE 30 JUN 2005

3.     Approve to consider the Netherlands Corporate             Mgmt          Abstain                        Against
       Governance Code

4.     Approve to consider and adopt the annual accounts         Mgmt          For                            For
       for the financial YE 30 JUN 2005, to allocate
       the profit of the financial YE 30 JUN 2005,
       to determine the terms for payment of the dividend
       for the financial YE 30 JUN 2005, and to have
       the opportunity to ask questions to the Auditors
       of the Company about the annual accounts in
       relation to their statement on the fairness
       of those accounts, the recommendation of the
       Board of Supervisory Directors and Board of
       Management is to declare a dividend of EUR
       0.155 per share,  EUR 1,55 per dep. rec  to
       pay on 30 NOV 2005

5.     Grant discharge the liability to the Board of             Mgmt          For                            For
       Supervisory Directors and the Board of Management
       for in respect of its management and its supervision
       in the financial YE 30 JUN 2005

6.     Approve to determine the remuneration of the              Mgmt          For                            For
       Board of Supervisory Directors and the Board
       of Management as set out in the 2004/2005 remuneration
       report

7.     Appoint Mr. J.C. Pollock as the Supervisory               Mgmt          For                            For
       Director, effective from 01 NOV 2005 for a
       period of two year

8.     Re-appoint Ernst Young Accountants as the Auditors        Mgmt          For                            For
       of the Company for the current FY

9.     Approve to continue the existing designation              Mgmt          Against                        Against
       expiring 30 NOV 2007, of the meeting of holders
       of priority shares as the authorized body in
       connection with the issue of the shares, and
       rights to obtain shares, and the exclusion
       or restriction of pre-emptive rights thereon
       for the period until 30 NOV 2008 and to apply
       to the sale and transfer of bought back shares
       and depositary receipts

10.    Approve to continue the existing authorization            Mgmt          For                            For
       of the Board of Management to acquire fully
       paid shares or depositary receipts for the
       period 31 DEC 2006

11.    Any other business                                        Other         Abstain                        *

12.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  700893349
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  MIX
    Meeting Date:  11-Apr-2006
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Registered Shares: 1 to 5 days prior to the               Non-Voting    No vote
       meeting date, depends on company s by-laws.
       Bearer Shares: 6 days prior to the meeting
       date. French Resident Shareowners must complete,
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

O.1    Receive the reports of the Executive Committee,           Mgmt          Against                        Against
       the Supervisory Board and the Auditors  general
       report, the Company s financial statements
       and the balance sheet for the YE 31 DEC 2005,
       as presented; grant permanent discharge to
       the Executive Committee for the performance
       of its duties during the said FY

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Statutory Auditors, the consolidated
       financial statements for the said FY, showing
       the Group s net consolidated income of EUR
       354,500,000.00

O.3    Approve that an amount of EUR 6,989.00 charged            Mgmt          For                            For
       to the additional paid-in capital be transferred
       to the legal reserve account, in order to increase
       it to 10 %  EUR 5,201,857.50

O.4    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: income for the FY: EUR 46,078,871.87,
       retained earnings: EUR 525.36 to the global
       dividend: EUR 46,034,085.45, the shareholders
       will receive a net dividend of EUR 2.65 per
       share for the 17,371,353 company shares; to
       retained earnings EUR 44,786.42 an amount of
       EUR 23,451,326.55 be distributed  EUR 1.35
       per share for the 17,371,353 company shares
       drawn upon the additional paid-in capital ;
       a total dividend of EUR 69,485,412.00 will
       be distributed as from 13 APR 2006; the shareholders
       will receive a total dividend of EUR 4.00 per
       share

O.5    Approve the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L. 225.86 of
       the French Commercial Code and the agreements
       referred to therein

O.6    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 120.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, total funds invested in the share
       buybacks: EUR 200,000,000.00;  Authority expires
       at the end of 18 months ; grant all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 12 APR 2005 in Resolution
       18

O.7    Approve to award total annual fees of EUR 90,000.00       Mgmt          For                            For
       to the Supervisory Board

O.8    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Mazarset Guerard as the Statutory Auditor for
       a 6-year period

O.9    Approve to renew the appointment of Mr. M. Cyrille        Mgmt          For                            For
       Brouard as the Deputy Auditor for a 6-year
       period

O.10   Ratify the co-optation of Societe Predica to              Mgmt          Against                        Against
       replace Mr. Herve Semin as a Member of the
       Supervisory Board until the shareholders  meeting
       called to approve the financial statements
       for the FYE in 2006

E.11   Authorize the Executive Committee to grant,               Mgmt          For                            For
       in one or more transactions, to the employees
       and/or to the executives of the Company and
       related Companies, options, giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares exceeding 350,000;  Authority expires
       at the end of 26 months ; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 12 APR 2005 in Resolution
       13

E.12   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       in favor of employees of the Company who are
       Members of a Company Savings Plan; this delegation
       is given for a 26-month period and for an amount
       that shall not exceed EUR 500,000.00; and to
       take all necessary measures and accomplish
       all necessary formalities

E.13   Grant all powers to the bearer of an original,            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed Bylaw




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  700904318
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  18-Apr-2006
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Director  report and the financial            Non-Voting    No vote
       statements for the YE 31 DEC 2005 together
       with the Auditor s report

1.     Re-elect Mr. Peter Joseph as a Director of the            Mgmt          For                            For
       Company

2.     Re-elect Mr. Eric Goodwin as a Director of the            Mgmt          For                            For
       Company

3.     Re-elect Mr. Malcolm Latham as a Director of              Mgmt          For                            For
       the Company

4.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2005

5.     Approve the GPT Employee Incentive Scheme  Scheme         Mgmt          For                            For
       as specified, for all purposes under the Corporations
       Act and the Listing Rules  including for the
       purpose of Exception 9 under Listing Rules
       2.2 to Listing Rule 2.1

6.     Approve a loan to Mr. Nic Lyons for the acquisition       Mgmt          For                            For
       of GPT Securities by Mr. Nic Lyons under the
       GPT Employee Incentive Scheme for all purposes
       under the Corporations Act  including for the
       purposes of Section 200E of the Corporation
       Act

7.     Approve that the total amount that may be paid            Mgmt          For                            For
       in aggregate and in any 1 year to the Non-Executive
       Directors as remuneration for services be increased
       as specified




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  700951064
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  SGM
    Meeting Date:  10-May-2006
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon  among           Mgmt          For                            For
       other things  i) the Listing Committee of The
       Stock Exchange of Hong Kong Limited  the  Stock
       Exchange  , the listing and permission to deal
       in, all of the units  Units  of Champion Real
       Estate Investment Trust   Champion REIT  ;
       ii) the receipt of the authorisation of Champion
       REIT by the Securities and Futures Commission
       of Hong Kong under Section 104 of the Securities
       and Futures Ordinance; iii) conditions precedent
       to draw down the loan facility being fulfilled
       or waived; and iv) the obligations of the underwriters
       under the underwriting agreements in respect
       of the Global Offering  as defined below  becoming
       and remaining unconditional  including, if
       relevant, as a result of the waiver of any
       condition(s) by the Joint Lead Underwriters
       for and on behalf of, the underwriters  and
       not being terminated in accordance with the
       terms of such agreements or otherwise: a) the
       Proposed Spin-off  as specfied  which constitutes
       a very substantial disposal  for the purposes
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       for the Company, and the documents or agreements
       in connection therewith or contemplated there
       under, and authorize any Director of the Company
       on behalf of the Company to approve and implement
       the Proposed Spin-off and all incidental matters
       and to take all actions in connection therewith
       or arising there from relating to the Proposed
       Spin-off as he shall think fit; and b) authorize
       the Director to: i) sign any document for and
       on behalf of the Company in connection with
       or pursuant to the Proposed Spin-off; ii) affix
       the common seal of the Company to any document
       in connection with or pursuant to the Proposed
       Spin-off which requires the affixation of the
       common seal of the Company; and iii) to exercise
       all such powers and do all such acts as he
       considers necessary or desirable to give effect
       to the Proposed Spin-off




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  700957092
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2006
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2005

2.     Declare the payment of a final dividend OF HKD            Mgmt          For                            For
       20 cents per share

3.A    Re-elect Professor. Wong Yue Chim, Richard as             Mgmt          For                            For
       Director

3.B    Re-elect Madam. Law Wai Duen as Director                  Mgmt          For                            For

3.C    Re-elect Dr. Lo Ying Sui, Archie as Director              Mgmt          For                            For

3.D    Re-elect Mr. Kan Tak Kwong as Director                    Mgmt          For                            For

4.     Approve to fix a maximum number of the Directors          Mgmt          For                            For
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 100,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the year ending 31st December 2006

6.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as Auditors and authorize the Directors to
       fix their remuneration

7.A    Authorize the Directors of the Company  the               Mgmt          For                            For
       Directors  during the relevant period of all
       the powers of the Company to purchase or repurchase
       the shares of the Company  Shares ; the aggregate
       nominal amount of shares which may be purchased
       or repurchased by the Company on The Stock
       Exchange of Hong Kong Limited; or on any other
       stock exchange on which the shares may be listed
       and recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Hong Kong Code on Share Repurchases, pursuant
       to the authority as specified, shall not exceed
       10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution, and the said authority shall be
       limited accordingly;  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       the Companies Act 1981 of Bermuda  as amended
       or any other applicable law of Bermuda  to
       be held

7.B    Authorize the Directors during or after the               Mgmt          Against                        Against
       relevant period of all the powers of the Company
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       might require the exercise of such power; the
       aggregate nominal amount of shares allotted
       or agreed conditionally or unconditionally
       to be allotted  whether pursuant to an option
       or otherwise  by the Directors pursuant to
       the authority as specified, otherwise than
       pursuant to: i) a rights issue, ii) the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       shares; iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the Officers and/or employees of the
       Company and/or any of its subsidiaries or any
       other participants of such option scheme or
       arrangement of shares or rights to acquire
       shares or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares in accordance with the Bye-laws of
       the Company, shall not exceed the aggregate
       of: (aa) 20% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; plus (bb)  if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company  the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution  up to a maximum equivalent
       to l0% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution , and the said authority shall be
       limited accordingly;  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       the Companies Act 1981 of Bermuda  as amended
       or any other applicable law of Bermuda  to
       be held

7.C    Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to in Resolution Number
       7.B in the notice of this meeting in respect
       of the share capital of the Company referred
       to in such resolution




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC                                                                  Agenda Number:  700742465
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  08-Jul-2005
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       MAR 2005

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For

3.     Approve the Directors  remuneration report                Mgmt          For                            For

4.     Re-elect Mr. Richard Peskin as a Director of              Mgmt          For                            For
       the Company

5.     Re-elect Mr. Robert Noel as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Ms. Kathleen O. Donovan as a Director            Mgmt          For                            For
       of the Company

7.     Re-appoint Mr. Phillip Rose as a Director of              Mgmt          For                            For
       the Company

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Act, to exercise
       all the powers of the Company to allot and
       to make offers or agreements to allot relevant
       securities  Section 80(2) of the Act  up to
       an aggregate nominal value of GBP 6,763,014;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or on 07 OCT
       2006 ; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Act, to allot equity securities  Section
       94 of the Act  for cash, disapplying the statutory
       pre-emption rights  Section 89(1) of the Act
       , provided that this power is limited to the
       allotment of equity securities a) in connection
       with a rights issue or other pre-emptive issue
       in favor of ordinary shareholders; and b) up
       to an aggregate nominal value of GBP 1,015,468
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or on 07 OCT
       2006 ; and, authorize the Directors to allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.12   Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 163(3) of the Act  of up to 24,354,974
       ordinary shares, at a minimum price of 12 1/2p,
       being the nominal value of shares, in both
       cases exclusive of expenses and the maximum
       price at which shares may be purchased shall
       be 5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days preceding the;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or on 07 OCT 2006 ; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC                                                                               Agenda Number:  700903556
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  04-May-2006
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and financial               Mgmt          For                            For
       statements for the YE 31 DEC 2005

2.     Receive and approve the Directors  remuneration           Mgmt          For                            For
       report for the YE 31 DEC 2005

3.     Declare a final dividend of 13.91 pence per               Mgmt          For                            For
       ordinary share, payable in cash

4.     Re-elect Mr. P.W.B. Peter Cole as a Director              Mgmt          For                            For
       of the Company

5.     Re-elect Mr. A. Tony Watson as a Director of              Mgmt          For                            For
       the Company

6.     Re-elect Mr. J.F. John Nelson as a Director               Mgmt          For                            For
       of the Company

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company

8.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, exercise
       all the powers of the Company to allot relevant
       securities  Section 80(2) of the Act  up to
       an aggregate nominal amount of GBP 23,502,115;
       Authority expires on the date of the next
       AGM of the Company ; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities  Section 94 of the Act  for cash
       pursuant to the authority conferred by Resolution
       9, disapplying the statutory pre-emption rights
       Section 89(1) , provided that this power is
       limited to the allotment of equity securities
       a) in connection with a rights issue, open
       offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 3,562,394;  Authority expires
       upon the expiry of the general authority conferred
       by Resolution 9 ; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 163(3) of the Companies Act 1985
       of ordinary shares of 25 pence each of the
       Company, at a maximum price of 42,463,740 ordinary
       shares, at a minimum price of 25 pence and
       up to 105% of the average middle market quotations
       of an ordinary share of the Company as derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 03 NOV 2007 ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

12.    Authorize the Directors to establish the 2006             Mgmt          For                            For
       Share Award Scheme for French employees  the
       Scheme , to be based on the 2000 Deferred Share
       Plan  the 2000 Plan  as specified and providing
       for awards of up to 1% in aggregate of the
       ordinary share capital of the Company under
       the Scheme provided that all newly issued shares
       shall count against the individual and Scheme
       limits under the 2000 Plan




--------------------------------------------------------------------------------------------------------------------------
 HELICAL BAR PLC                                                                             Agenda Number:  700771707
--------------------------------------------------------------------------------------------------------------------------
        Security:  G43904179
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2005
          Ticker:
            ISIN:  GB00B04KMS75
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Mgmt          For                            For
       for the YE 31 MAR 2005 together with the reports
       of the Directors and Auditors thereon

2.     Declare a final dividend of 11.00 pence per               Mgmt          For                            For
       ordinary share, as recommended by the Directors
       of the Company

3.     Re-elect Mr. C.G.H. Weaver as a Director of               Mgmt          Against                        Against
       the Company, who retires by rotation

4.     Re-elect Mr. W. Weeks as a Director of the Company        Mgmt          For                            For

5.     Re-elect Mr. J.P. Southwell as a Director of              Mgmt          For                            For
       the Company, pursuant to Section 293(5) of
       the Companies Act 1985  the  Act

6.     Re-appoint Grant Thornton UK LLP as the Auditors          Mgmt          For                            For
       until the conclusion of the next general meeting
       of the Company

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2005

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all unused existing authorities and pursuant
       to Section 80 of the Act, to allot relevant
       securities  as defined in Section 80 of that
       Act  up to an aggregate nominal amount of GBP
       307,073;  Authority expires on 19 JUL 2006
       ; and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95(1) of the Act: a) subject to the passing
       of Resolution 9, allot equity securities  as
       defined in Section 94 of the Act  for cash
       pursuant to the authority conferred by Resolution
       9, disapplying the statutory pre-emption rights
       Section 89(1) , and b) sell relevant shares
       as defined in Section 94(5) of the Act  in
       Company if, immediately before the sale, such
       shares are held by the Company as treasury
       shares  as defined in Section 162A(3) of the
       Act    Treasury shares   for cash  as defined
       in Section 162D(2) of the Act , disapplying
       the statutory pre-emption rights  Section 89(1)
       provided that this power is limited to the
       allotment of equity securities and sale of
       treasury shares: a) in connection with a rights
       issue, open offer or other offers in favor
       of ordinary shareholders; and b) up to an aggregate
       nominal amount of GBP 46,060 5% of the issued
       share capital ;  Authority expires on 19 JUL
       2006 ; and, authorize the Directors to allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases  within the meaning of Section 163(3)
       of that Act  of up to 2,761,815 ordinary shares
       of 5 pence each in the capital of the Company
       at a minimum price of 1 pence and up to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days;  Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       30 SEP 2006 ; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.12   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases  within the meaning of Section 163(3)
       of that Act  of up to 612,704  B  Non-cumulative
       preference shares of 1 7/8 pence each  defined
       as  B shares  in the Articles of Association
       of the Company    B shares  , at a minimum
       price equal to the nominal value of B share
       and not more than (i)GBP 4.00  free of all
       dealing expenses and commission plus (ii) and
       an amount equal to the relevant proportion
       of the preferential dividend  if any  pursuant
       to and in accordance with the provisions of
       Articles 3(E) (2) (A) and 3 (E) (4) (B) of
       the Articles of Association;  Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2006 or 30 SEP 2006 ; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Approve, for the purpose of Section 165 of the            Mgmt          For                            For
       Companies Act 1985, the terms of the proposed
       contract between JPMorgan Cazenove Limited
       JPMorgan Cazenove    and the Company under
       which JPMorgan Cazenove will be entitled, if
       it chooses, to require the Company to purchase
       B shares from JPMorgan Cazenove at GBP 4.00
       plus an amount equal to the relevant proportion
       of the preferential dividend  if any  pursuant
       to and in accordance with the provisions of
       Articles 3(E) (2) (A) and 3 (E) (4) (B) of
       the Articles of Association of the Company,
       for each B share;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 30 SEP 2006




--------------------------------------------------------------------------------------------------------------------------
 HELICAL BAR PLC                                                                             Agenda Number:  700786429
--------------------------------------------------------------------------------------------------------------------------
        Security:  G43904179
    Meeting Type:  EGM
    Meeting Date:  31-Aug-2005
          Ticker:
            ISIN:  GB00B04KMS75
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional on admission to the Official         Mgmt          For                            For
       List of the UK listing authority and to trading
       on the London Stock Exchange PLC S market for
       listed securities occurring by 8.00 a.m. on
       01 SEP 2005  or such time and/or date as the
       Directors of the Company may in their absolute
       discretion determine , i) each of the ordinary
       shares of 5p each in capital of the Company
       whether issued or unissued  be sub-divided
       into five ordinary shares of 1p each  New Ordinary
       Shares , each having the rights and being subject
       to the restrictions set out in the Articles
       of Association of the Company as proposed to
       be adopted pursuant to point (ii) of this resolution
       and ii) adopt the new Articles of Association
       in the form contained in the draft Articles
       of Association as the Articles of Association
       of the Company in substitution for and to the
       exclusion of all previous Articles of Association

S.2    Authorize the Company, subject to Resolution              Mgmt          For                            For
       No.1, in substitution for all existing market
       purchase authorities relating to the Company
       s ordinary share capital, for the purposes
       of Section 166 of the Companies Act 1985  the
       Act  to make market purchases  Section 163(3)
       the Act  of Ordinary Shares on such terms and
       in such manner as the Directors may from time
       to time; the maximum price of New Ordinary
       Shares is an amount equal to 105% of the average
       of the middle market from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; the minimum price of 1p each
       Authority expires the earlier of the conclusion
       of the next AGM of the Company in 30 SEP 2006
       ; the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly owr partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 HELICAL BAR PLC                                                                             Agenda Number:  700849221
--------------------------------------------------------------------------------------------------------------------------
        Security:  G43904195
    Meeting Type:  EGM
    Meeting Date:  14-Dec-2005
          Ticker:
            ISIN:  GB00B0FYMT95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the adoption of the 2006 Helical Bar              Mgmt          For                            For
       Plc Executive Bonus Plan  the 2006 Plan  as
       specified




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT COMPANY                                                          Agenda Number:  700828873
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  05-Dec-2005
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited statement of              Mgmt          For                            For
       the accounts and the reports of the Directors
       and the Auditors for the YE 30 JUN 2005

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wu King Cheong as a Director                 Mgmt          For                            For

3.2    Re-elect Mr. Lee Ka Kit as a Director                     Mgmt          For                            For

3.3    Re-elect Mr. Lee Ka Shing as a Director                   Mgmt          For                            For

3.4    Re-elect Mr. Lee King Yue as a Director                   Mgmt          For                            For

3.5    Re-elect Mr. Patrick Kwok Ping Ho as a Director           Mgmt          For                            For

3.6    Re-elect Mr. Suen Kwok Lam as a Director                  Mgmt          For                            For

3.7    Re-elect Mrs. Angelina Lee Pui Ling as a Director         Mgmt          For                            For

3.8    Re-elect Mr. Lee Tat Man as a Director                    Mgmt          Against                        Against

3.9    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited  Stock
       Exchange  or any other stock exchange on which
       the shares of the Company have been or may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission,
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company;  Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance to be held

5.B    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options  including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company   during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company or iv) the exercise
       of the conversion rights or v) any scrip dividend
       pursuant to the Articles of Association of
       the Company from time to time;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or the Companies Ordinance to be
       held

5.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HILTON HOTELS CORPORATION                                                                   Agenda Number:  932512216
--------------------------------------------------------------------------------------------------------------------------
        Security:  432848109
    Meeting Type:  Annual
    Meeting Date:  24-May-2006
          Ticker:  HLT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHRISTINE GARVEY                                          Mgmt          For                            For
       PETER M. GEORGE                                           Mgmt          For                            For
       BARRON HILTON                                             Mgmt          For                            For
       JOHN L. NOTTER                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP TO SERVE AS THE COMPANY S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2006.

03     A STOCKHOLDER PROPOSAL CONCERNING VOTING STANDARDS        Shr           For                            Against
       FOR THE ELECTION OF DIRECTORS.

04     A STOCKHOLDER PROPOSAL CONCERNING THE COMPANY             Shr           For                            Against
       S STOCKHOLDER RIGHTS PLAN.




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LAND HOLDINGS LTD                                                                  Agenda Number:  700956608
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2006
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Independent Auditors  report for the
       YE 31 DEC 2005, and declare a final dividend

2.A    Re-elect Mr. R.C. Kwok as a Director                      Mgmt          For                            For

2.B    Re-elect Mr. A.J.L. Nightingale as a Director             Mgmt          Against                        Against

2.C    Re-elect Ms. Percy Weatherall as a Director               Mgmt          For                            For

3.     Approve to fix the Directors  fees                        Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors to allot or issue shares          Mgmt          For                            For
       and to make and grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, (a),
       otherwise than pursuant to a Rights Issue
       subject to such exclusions or other arrangements
       as the Directors may deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any recognized regulatory
       body or any stock exchange in, any territory
       , or upon conversion of the USD 400,000,000
       2.75% guaranteed convertible bonds convertible
       into fully-paid shares of the Company, not
       exceeding USD 11.4 million;  Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       such meeting is required by law to be held

6.     Authorize the Directors to purchase its own               Mgmt          For                            For
       shares, subject to and in accordance with all
       applicable laws and regulations, during the
       relevant period the aggregate nominal amount
       of shares of the Company which the Company
       may purchase, shall be less than 15% of the
       aggregate nominal amount of the existing issued
       share capital of the Company at the date of
       this meeting, and such approval shall be limited
       accordingly; and the approval of this resolution
       shall, where permitted by applicable laws and
       regulations and subject to the limitation of
       this resolution, extend to permit the purchase
       of shares of the Company (i) by subsidiaries
       of the Company and (ii) pursuant to the terms
       of put warrants or financial instruments having
       similar effect  Put Warrants  whereby the Company
       can be required to purchase its own shares,
       provided that where Put Warrants are issued
       or offered pursuant to a rights issue, the
       price which the Company may pay for shares
       purchased on exercise of Put Warrants shall
       not exceed 15% more than the average of the
       market quotations for the shares for a period
       of not more than 30 nor less than the 5 dealing
       days falling 1 day prior to the date of any
       public announcement by the Company of the proposed
       issue of Put Warrants;  Authority expires the
       earlier of the conclusion of the next AGM or
       the expiration of the period within which such
       meeting is required by Law to be held




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  700918141
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  09-May-2006
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the statement of accounts            Mgmt          For                            For
       for the YE 31 DEC 2005, together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend  together with a scrip           Mgmt          For                            For
       alternative  for the YE 31 DEC 2005

3.1    Re-elect Mr. Peter Ting Chang Lee as a Director           Mgmt          For                            For

3.2    Re-elect Sir David Akers-Jones as a Director              Mgmt          For                            For

3.3    Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          For                            For

3.4    Re-elect Mr. Chien Lee as a Director                      Mgmt          For                            For

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and dispose of additional shares in the
       Company and to make or grant offers, agreements,
       options, warrants or other securities during
       and after the relevant period, where the shares
       are to be allotted wholly for cash, 10% not
       exceeding 20% of the aggregate nominal amount
       of the share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       any share option scheme or similar arrangement;
       or iii) any scrip dividend or similar arrangement
       pursuant to the Articles of Association of
       the Company;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law

6.     Authorize the Directors to purchase or otherwise          Mgmt          For                            For
       acquire shares of HKD 5.00 each in the capital
       of the Company during the relevant period,
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited, not exceeding 10% of
       the aggregate nominal amount of the share capital
       of the Company;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 shall
       be added to the aggregate nominal amount of
       the shares which may be issued pursuant to
       Resolution 5

S.8    Amend the Articles of Association of the Company          Mgmt          For                            For
       by adding to the paragraph to the end of the
       Article 153 and by adding the paragraph at
       the end of the Article 154

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE RECORD DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INMOBILIARIA COLONIAL SA                                                                    Agenda Number:  700915664
--------------------------------------------------------------------------------------------------------------------------
        Security:  E64515245
    Meeting Type:  OGM
    Meeting Date:  24-May-2006
          Ticker:
            ISIN:  ES0153440419
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 MAY 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Receive and approve, as the case may be, the              Mgmt          For                            For
       individual annual accounts, balance sheet,
       profit and loss account and notes to the accounts,
       and the consolidated annual accounts, balance
       sheet, profit and loss account, statement of
       changes in net worth and cash flow statement,
       as well as the individual and consolidated
       management reports, all of it examined by the
       Auditors, and the Management of the Board of
       Directors and the foregoing with reference
       to the year 2005

2.     Approve the profit distribution                           Mgmt          For                            For

3.     Re-appoint the Auditors for the purpose of auditing       Mgmt          For                            For
       the individual and consolidated accounts

4.1    Amend the Articles of the Articles of Association         Mgmt          For                            For
       as follows: Article 12, in order to establish
       the time period for convening the meeting,
       if so requested by shareholders owning at least
       5% of the Corporate capital, in conformity
       with the applicable law

4.2    Amend the Articles of the Articles of Association         Mgmt          For                            For
       as follows: Article 13, in order to bring it
       in to line with the modification introduced
       in the Spanish Limited Companies Act, Ley De
       Sociedades Anonimas, regarding the time period
       for convening general meeting

5.     Approve to incorporate the Chief Executive Officer        Mgmt          Against                        Against
       to the Stock Options Plan set for the Management
       and certain employees of Inmobiliaria Colonial,
       S.A.

6.     Grant authority for the derivative acquisition            Mgmt          For                            For
       of own shares under the provisions of Section
       75 and other relevant sections of the Spanish
       Limited Companies Act, rendering void for the
       amount not used the authority granted thereto
       by the general meeting held on 15 APR 2005

7.     Grant authority for the execution of the resolutions      Mgmt          For                            For
       adopted




--------------------------------------------------------------------------------------------------------------------------
 INMOBILIARIA URBIS SA                                                                       Agenda Number:  700909382
--------------------------------------------------------------------------------------------------------------------------
        Security:  E65208196
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2006
          Ticker:
            ISIN:  ES0154800215
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2006.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED.  THANK
       YOU

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       of Inmobiliaria Urbis, S.A.; and the annual
       accounts and Management report of its consolidated
       Group and of the performance of the Board of
       Directors, all of the foregoing with reference
       to the YE 31 DEC 2005

2.     Approve application of 2005 profit                        Mgmt          For                            For

3.     Amend the Articles of Association: Article 16,            Mgmt          For                            For
       fixing a 1-month period for the convening of
       the general meeting and introduction of a reference
       to the possibility of issuing an additional
       notice calling the meeting as well as the terms
       and conditions related to such issuing; Article
       17, introduction of a rule of validity for
       general meetings convened and held out of time;
       Article 26, setting a limited time period for
       distance voting; Article 27 and authorize the
       Board to fix the time period and conditions
       for shareholders to exercise their right to
       attend the meeting by electronic or telematic
       means

4.     Amend the regulations of the general meeting              Mgmt          For                            For
       of the shareholders: Article 4, introduction
       of a rule of validity for general meetings
       convened and held out of time; Article 5, fixing
       a 1-month period for convening of the general
       meeting and introduction of a reference to
       the possibility of including in the announcement
       of the time period and conditions for the issuing
       of an additional notice calling the meeting;
       Article 10, renumbering the Article that refers
       to distance voting rights; Article 14. granting
       the Board the authority to include in the notice
       of the meeting a deadline by which shareholders
       who attend the meeting by electronic or telematic
       means shall send their requests and resolution
       proposals; Article 16, setting a deadline to
       reply to information requests made by shareholders
       attending the meeting by electronic or telematic
       means; Article 17, incorporation of a mention
       to the restated Section 97 of the Spanish Companies
       Act, Ley De Sociedades Anonimas, about the
       issuing of additional notice calling the meeting
       at the requests of shareholders who own, at
       least 5%of the corporate capital; Article 18,
       renumber the Article that regulates electronic
       or telematic means and the possibility to require
       that the interventions and proposals made by
       such shareholders are to be received before
       the meeting

5.1    Approve to set the number of Directors at 13              Mgmt          For                            For
       for the year 2006

5.2    Appoint Mr. D. Miguel Boyer Salvador as a Non-Executive   Mgmt          For                            For
       Director

5.3    Re-appoint Mr. D. Juan Manuel Delibes Liniers             Mgmt          For                            For
       as a Non-Executive Director

5.4    Re-appoint Mr. D. Pedro Pablo Are Chabaleta               Mgmt          For                            For
       Mota as a Non-Executive Director

5.5    Re-appoint Mr. D. Antonio Garcia Ferrer as a              Mgmt          For                            For
       Non-Executive Director

5.6    Re-appoint Mr. D. Santiago Foncilas Casaus as             Mgmt          For                            For
       a Non-Executive Director

6.     Re-appoint the Auditor for the purpose of auditing        Mgmt          For                            For
       the accounts of the financial period 2005

7.     Authorize the Company and its subsidiaries to             Mgmt          For                            For
       carry out the derivative acquisition of own
       shares

8.     Authorize the Board of Directors to construe,             Mgmt          For                            For
       rectify, complement, implement and develop
       the resolutions into a public instrument

9.     Receive the information of the general meeting            Mgmt          For                            For
       about the amendments introduced to the Board
       regulations




--------------------------------------------------------------------------------------------------------------------------
 INVESTA PROPERTY GROUP                                                                      Agenda Number:  700802019
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4968M105
    Meeting Type:  AGM
    Meeting Date:  06-Oct-2005
          Ticker:
            ISIN:  AU000000IPG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report and the reports              Non-Voting    No vote
       of the Directors and the Auditor for the FYE
       30 JUN 2005

1.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2005

2.     Re-elect Mr. Peter Campbell as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       the Rule 7.1.(e)(1) of the Company s Constitution

3.     Re-elect Mr. John (Jock) Murray as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       the Rule 7.1.(e)(1) of the Company s Constitution

4.     Re-elect Mr. John Messenger as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       the Rule 7.1.(e)(2) of the Company s Constitution

5.     Re-elect Ms. Deborah Page as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Rule 7.1.(e)(2) of the Company s Constitution




--------------------------------------------------------------------------------------------------------------------------
 INVESTA PROPERTY GROUP                                                                      Agenda Number:  700835246
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4968M105
    Meeting Type:  AGM
    Meeting Date:  24-Nov-2005
          Ticker:
            ISIN:  AU000000IPG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sale of 350 Collins ST, Melbourne             Mgmt          For                            For
       and subsequent wind up of the Trust




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  700921845
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  AGM
    Meeting Date:  30-May-2006
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Presentation of the adopted annual financial              Non-Voting    No vote
       statement of IVG Immobilien AG for the business
       year 2005 including the status report and the
       report of the Supervisory Board as well as
       presentation of the approved Group financial
       statement and status report

2.     Appropriation of distribution profit of EUR               Mgmt          For                            For
       44,080,000.00 for the distribution of a dividend
       of EUR 0.38 per share

3.     Discharge of the Board of Management for the              Mgmt          For                            For
       business year 2005

4.     Discharge of the Supervisory Board for the business       Mgmt          For                            For
       year 2005

5.     Change to Article 11 Section 1 and Article 13             Mgmt          For                            For
       Sections 2 and 3 of the Articles of Association
       Supervisory Board

6.1    Election of  Dr. Eckart John von Freyend as               Mgmt          For                            For
       a Member of Supervisory Board

6.2    Election of Mr. Paul William Marcuse as a Member          Mgmt          For                            For
       of Supervisory Board

6.3    Election of Mr. Friedrich Merz as a Member of             Mgmt          For                            For
       Supervisory Board

7.     Revision of Article 16 Section 1 to Section               Mgmt          For                            For
       3 of the Articles of Association  remuneration

8.     Change to Article 18 Section 3 of the Articles            Mgmt          For                            For
       of Association  convening  addition of Section
       4 of Article 18 of the Articles of Association
       image and sound transmission  revision of
       Article 19 of the Articles of Association
       eligibility  and addition of a Section 3 to
       Articles 20 of the Articles of Association
       chairing of the general meeting

9.     Resolution on the authorization to acquire own            Mgmt          For                            For
       share

10.    Election of Pricewaterhouse Coopers as the Auditor        Mgmt          For                            For
       for the business year 2006




--------------------------------------------------------------------------------------------------------------------------
 KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS                                          Agenda Number:  700909560
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5396X102
    Meeting Type:  MIX
    Meeting Date:  07-Apr-2006
          Ticker:
            ISIN:  FR0000121964
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information. Verification Period: Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws. Bearer Shares:
       6 days prior to the meeting date. French Resident
       Shareowners must complete, sign and forward
       the Proxy Card directly to the sub custodian.
       Please contact your Client Service Representative
       to obtain the necessary card, account details
       and directions. The following applies to Non-Resident
       Shareowners: Proxy Cards: ADP will forward
       voting instructions to the Global Custodians
       that have become Registered Intermediaries,
       on ADP Vote Deadline Date. In capacity as Registered
       Intermediary, the Global Custodian will sign
       the Proxy Card and forward to the local custodian.
       If you are unsure whether your Global Custodian
       acts as Registered Intermediary, please contact
       ADP. THANK YOU. Trades/Vote Instructions: Since
       France maintains a Verification Period, for
       vote instructions submitted that have a trade
       transacted (sell) for either the full security
       position or a partial amount after the vote
       instruction has been submitted to ADP and the
       Global Custodian advises ADP of the position
       change via the account position collection
       process, ADP has a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

O.1    Acknowledge the report of the Executive Committee,        Mgmt          For                            For
       the Supervisory Board and the Auditors general
       report; approve the Company s financial statements
       and the balance sheet resulting in a profit
       of EUR 171,752,138.53 for the YE 31 DEC 2005

O.2    Acknowledge the report of the Executive Committee,        Mgmt          For                            For
       the Supervisory Board and the Statutory Auditors;
       approve the consolidated financial statements
       for the said FY resulting in a profit of EUR
       145,902,000.00 in the form presented to the
       meeting

O.3    Acknowledge the special report of the Auditors            Mgmt          For                            For
       on Agreements, governed by the Article L. 225-86
       of the French Commercial Law; approve the said
       report and the Agreements referred to therein

O.4    Approve the appropriation of the income for               Mgmt          For                            For
       the FY as follows: income for the FY: EUR 171,752,138.53;
       retained earnings: EUR 203,304,721.23; distributable
       income EUR 375,056,859.76; total dividend:
       EUR 124,643,418.30; balance to the carry forward
       account: EUR 250,413,441.46 the shareholders
       will receive a net dividend of EUR 2.70 per
       share which will be paid on 13 APR 2006 as
       required by law

O.5    Approve to renew the appointment of Mr. M. Bertrand       Mgmt          For                            For
       Jacquillat as a Member of the Supervisory Board
       for a period of 3 years

O.6    Approve to renew the appointment of Mr. M. Bertrand       Mgmt          For                            For
       Letamendia as a Member of the Supervisory Board
       for a period of 3 years

O.7    Appoint Mr. M. Philippe Thel as a Member of               Mgmt          For                            For
       the Supervisory Board for a 3-year period

O.8    Approve to award total annual fees of EUR 210,000.00      Mgmt          For                            For
       to the Members of the Supervisory Board

O.9    Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company s shares on the stock market, subject
       to: maximum purchase price: EUR 150.00 for
       each share of a par value of EUR 4.00; maximum
       number of shares to be acquired: 4,616,422
       i.e., 10% of the share capital; total funds
       invested in the share buybacks: EUR 692,463,300.00;
       Authority is valid for a period of 18 months
       ; this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders meeting of 07 APR 2005 in its
       Resolution 9; and to take all necessary measures
       and accomplish all necessary formalities

E.10   Approve to grant all powers to the Executive              Mgmt          For                            For
       Committee to reduce the share capital, on one
       or more occasions, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, provided that
       the total number of shares cancelled in the
       24 months does not exceed 10% of the share
       capital;  Authority is given for a period of
       24 months ; to take all necessary measures
       and accomplish all necessary formalities; this
       delegation of powers supersedes any and all
       earlier delegations to the same effect

E.11   Approve the Merger Agreement, pursuant to a               Mgmt          For                            For
       Private Deed signed on 24 FEB 2006 between
       Klepierre and the following Companies: SAS
       192 Avenue Charles de Gaulle, SAS Espace Dumont
       D urville, SAS 21 La Perouse, SAS 21 Kleber,
       SAS Kleber Levallois, SAS 43 Grenelle, SAS
       Concorde Puteaux, SAS 46 Rue Notre-Dame Des
       Victoires, SAS Espace Kleber, SAS Issy Desmoulins,
       SAS 23 Avenue De Marignan, records that, since
       the Company Klepierre owns the totality of
       the shares making up the Company s capital,
       there shall be no capital increase as a result
       of the Merger; the assets contributions by
       these Companies to Klepierre

E.12   Approve the Merger which has been carried-out,            Mgmt          For                            For
       and that the Amalgamation-Merger of the Companies
       SAS shall be final and that the said Companies
       shall be dissolved without liquidation

E.13   Authorize the Executive Committee to grant,               Mgmt          For                            For
       in one or more transactions, to employees and
       officers of the Company, options giving the
       right to purchase share in the Company being
       provided that the options shall not give rights
       to a total number of shares, which shall exceed
       1.1% of the share capital of the Company;
       Authority is valid for 38 months ; to take
       all necessary measures and accomplish all necessary
       formalities

E.14   Approve to grant all powers to the bearer of              Mgmt          For                            For
       a copy or an extract of the minutes of this
       meeting in order to accomplish all formalities,
       filings and registrations prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS                                          Agenda Number:  700987401
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5396X102
    Meeting Type:  OGM
    Meeting Date:  28-Jun-2006
          Ticker:
            ISIN:  FR0000121964
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

1.     Appoint Deloitte Et Associes as the Statutory             Mgmt          For                            For
       Auditor, to replace the Cabinet Ernts Et Young
       Audit who resigned, for the remainder of the
       Cabinet Ernts Et Young Audit s term of office,
       i.e. until the shareholders  meeting called
       in 2010 to approve the financial statements
       for the FYE in 2009, the Company be as a Deputy
       Auditor to replace Mr. Christian Mouillon who
       resigned, for the remainder of Mr. Christian
       Mouillon  s term of office, i.e. until the
       shareholders  meeting called in 2010 to approve
       the financial statements for the FYE in 2009

2.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carryout all filings, publications and other
       formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC                                                                   Agenda Number:  700756159
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  AGM
    Meeting Date:  12-Jul-2005
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and financial statements        Mgmt          For                            For
       for the YE 31 MAR 2005

2.     Approve the interim dividend paid in the year             Mgmt          For                            For
       and authorize the payment of a final dividend
       for the year of 32.85p per share

3.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2005

4.     Re-elect Mr. Alison Carnwath as a Director                Mgmt          For                            For

5.     Re-elect Mr. Mike Hussay as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Richard Akers as a Director                  Mgmt          For                            For

7.     Re-elect Mr. Stuart Rose as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Francis Salway as a Director                 Mgmt          For                            For

9.     Re-elect Mr. Mark Collins as a Director                   Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company for the ensuing year

11.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.12   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares by way of market purchase  Section 163(3)
       of the Companies Act 1985  of up 46,791,526
       ordinary shares of 10p, at a minimum price
       of 10p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2006
       or any adjournment thereof or 18 months ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.13   Adopt the draft regulations produced to the               Mgmt          For                            For
       meeting and signed for the purpose of identification
       by the Chairman as the Company s Articles of
       Association in substitution for the Company
       s existing Articles of Association

14.    Approve the Land Securities 2005 Long Term Incentive      Mgmt          For                            For
       Plan  the Plan , the principal terms of which
       are specified, and the rules of which are produced
       to the meeting and signed by the Chairman for
       the purposes of identification and authorize
       the Directors to: a) take such actions as they
       may consider appropriate to implement the plan;
       and  b) establish further plans for the benefit
       of employees outside of the UK, based on the
       plan but modified to take account of local
       tax, exchange control or securities in overseas
       territories, provided that any shares made
       available under such plans are treating as
       counting against the limits on individual and
       overall participation contained in the Plan




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC                                                                   Agenda Number:  700803667
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  EGM
    Meeting Date:  26-Sep-2005
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed arrangements: (i) between            Mgmt          For                            For
       Land Securities Trillium Limited and/or certain
       of its subsidiaries (LST Companies) and Amberglow
       Limited and Drummond Ventures Limited (the
       Purchasers) for the sale by relevant LST Companies
       of their investments in the Telereal joint
       ventures to the Purchasers and (ii) between
       certain LST Companies and Telereal Services
       Limited, and certain other Companies within
       the Telereal joint ventures for the provision
       of certain services and other related agreements
       and, in particular, the execution, delivery
       and completion of each of the Disposal Agreements,
       the RPIA, the IT Fee Agreement, the IT Agreement,
       the Out of Hours Agreement, the Cash Management
       Agreement, the CMA Guarantees, the Purchaser
       CMA Guarantees, the Amended Shareholders Services
       Deed, the Restated Deed of Contribution, the
       Deed relating to Guarantee and the letter agreements
       relating to the existing shareholders  agreements
       and other equity agreements governing the Telereal
       joint ventures and all other agreements or
       documents which the Board of Directors of the
       Company or any duly authorized Committee thereof
       may determine are required or are expedient
       to give effect to the arrangements; and authorize
       the Board of Directors of the Company or any
       duly authorized committee thereof  to do all
       such things as may be necessary or desirable
       to complete and give effect to the transactions
       and arrangements contemplated by each of the
       Transactions Agreements and such other agreements
       or documents and to make such non-material
       modifications, variations, waivers and extensions
       of any of the terms of each of the Transaction
       Agreements and of any such other agreements
       or documents connected with such transactions
       and arrangements they think necessary or desirable




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC                                                                   Agenda Number:  700883401
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2006
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2005

2.     Declare a final dividend for the YE 31 DEC 2005           Mgmt          For                            For
       of 15.25p per ordinary share

3.     Elect Mr. D.A. Fischel as a Director  executive           Mgmt          For                            For

4.     Elect Mr. J.I. Saggers as a Director  executive           Mgmt          For                            For

5.     Elect Mr. R.W.T. Buchanan as a Director  non-executive    Mgmt          For                            For

6.     Elect Mr. G.J. Gordon as a Director  non-executive,       Mgmt          For                            For
       9 years  service

7.     Elect Mr. M. Rapp as a Director  non-executive,           Mgmt          For                            For
       more than 9 years  service

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid and authorize the Audit Committee
       to determine their remuneration

9.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2005

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases  Section 163 of the Act  of up to
       33,777,267 ordinary shares of 50p each in the
       capital of the Company, at a minimum price
       of 50p and up to 105% of the average middle
       of the market quotations for the ordinary shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days;  Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2007 or 30
       JUN 2007 ; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.11   Amend Sub-Clause 4.19 of the Company s Memorandum         Mgmt          For                            For
       of  Association by inserting the words as specified
       and amend Article 106.2, 150.1, 150.2, and
       150.3 of Company s Article of Association as
       specified

S.12   Amend the Article 81.1 of the Article of Association      Mgmt          For                            For
       of the Company by deleting the figure GBP 500,000
       and replacing it with the figure GBP 750,000




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GOODMAN GROUP                                                                     Agenda Number:  700820170
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701Z105
    Meeting Type:  AGM
    Meeting Date:  18-Nov-2005
          Ticker:
            ISIN:  AU000000MGQ1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual report of Macquarie Goodman            Non-Voting    No vote
       Group

1.     Re-elect Mr. Patrick Goodman as a Director of             Mgmt          For                            For
       MGM, who retires in accordance with the Constitution

2.     Re-elect Mr. John Harkness as a Director of               Mgmt          For                            For
       MGM, who retires in accordance with the Constitution

3.     Re-elect Mr. James Hodgkinson as a Director               Mgmt          For                            For
       of MGM, who retires in accordance with the
       Constitution

4.     Re-elect Ms. Anne Keating as a Director of MGM,           Mgmt          For                            For
       who retires in accordance with the Constitution

S.5    Approve, for all purposes, the issue of stapled           Mgmt          For                            For
       securities that: a) were not subscribed for
       by security holders under the DRP for the distribution
       period ended 30 SEP 2005; and b) are not subscribed
       for by the security holders under the DRP for
       the distribution periods from 01 OCT 2005 until
       30 SEP 2006, to the underwriter of the DRP,
       or persons procured by the underwriter

6.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2005

7.     Approve, for all purposes under the Corporations          Mgmt          Against                        Against
       Act and the Listing Rules of ASX for: a) the
       issue of stapled securities to Mr. Gregory
       Goodman under the Macquarie Goodman Employee
       Security Acquisition Plan  ESAP  calculated
       by the specified formula; b) the making of
       an interest bearing loan on a limited recourse
       basis under the ESAP for the purpose of acquiring
       those stapled securities




--------------------------------------------------------------------------------------------------------------------------
 MAPELEY LTD                                                                                 Agenda Number:  700944817
--------------------------------------------------------------------------------------------------------------------------
        Security:  G58216105
    Meeting Type:  AGM
    Meeting Date:  24-May-2006
          Ticker:
            ISIN:  GB00B0BHCR03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet of the Company        Mgmt          For                            For
       and the consolidated accounts of the group
       for the YE 31 DEC 2005 together with the reports
       of the Directors and the Auditors

2.     Approve the report of the Remuneration Committee          Mgmt          Against                        Against
       in relation to remuneration policy and practice
       as specified for the FYE 31 DEC 2005

3.     Re-elect Mr. Roger Carey as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Wes Edens as a Director                      Mgmt          For                            For

5.     Re-elect Mr. Micheal Fascitelli as a Director             Mgmt          For                            For

6.     Re-elect Mr. John Harris as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Jamie Hopkins as a Director                  Mgmt          For                            For

8.     Re-elect Mr. Charles Parkinson as a Director              Mgmt          For                            For

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company until the next AGM of the Company
       and authorize the Audit Committee to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 MAPLETREE LOGISTICS TRUST                                                                   Agenda Number:  700858434
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5759Q107
    Meeting Type:  EGM
    Meeting Date:  18-Jan-2006
          Ticker:
            ISIN:  SG1S03926213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 4, the acquisition by
       MapletreeLog of Nos.21-23 Yuen Shun Circuit,
       Shatin, New Territories, No. 22 On Sum Street,
       Shain, New Territories and Nos. 43-57 Wang
       Wo Tsai Street, Tsuen Wan, New Territories
       collectively, the Hong Kong IPT Properties
       and the acquisition of the Hong Kong IPT Properties,
       the Hong Kong IPT Acquisition  through the
       acquisition of the entire issued share capital
       of Malletree Topaz Ltd. from Mapletree Overseas
       Holdings Ltd.  the Vendor  at an aggregate
       purchase consideration of HKD 799.0 Million
       the Hong Kong IPT Properties Purchase Consideration
       and the terms and conditions as specified
       in the conditional share purchase agreement
       dated 21 DEC 2005 made between HSBC Institutional
       Trust Service  Singapore  Limited, in its capacity
       as trustee of MapletreeLog  the Trustee  and
       the Vendor, and for the payment of all fees
       and expenses relating to the acquisition of
       the Hong Kong IPT Properties; and authorize
       the Mapletree Logistics Trust Management Ltd.,
       as Manager of MapletreeLog  the Manager  and
       Director of the Manager and the Trustee to
       complete and do all such acts and things  including
       executing all such documents as may be required
       as the Manager, such Director of the Manger
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interest of
       MapletreeLog to give effect to the acquisitions
       of the Hong Kong IPT Properties

E.2    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 1 and 4, for the purposes
       of Clause 5.3.4 and Clause 5.3.5 of the trust
       deed constituting MapletreeLog  the Trust Deed
       for MapletreeLog to issue unites in MapletreeLog
       Units  at the issue price as specified, so
       as to restore the total aggregate unitholding
       of Mapletree Investments Pte. Ltd. in MapletreeLog
       to 30.0% immediately after the Equity Fund
       Raising, as partial consideration for the Hong
       Kong IPT Properties Purchase consideration
       the Consideration Units  and authorize the
       Manager, any Director of the Manager and the
       Trustee to complete and do all such acts and
       things  including executing all such documents
       as may be required  as the Manager, such Director
       of the Manger or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interest of MapletreeLog to give effect to
       the issue of the Consideration Units

3.     Approve to enter into the Overseas Master Property        Mgmt          For                            For
       Management Agreement as specified and authorize
       the Manager any Director of the Manager and
       the Trustee to complete and do all such acts
       and things  including executing all such documents
       as may be required  as the Manager, such Director
       of the Manger or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interest of MapletreeLog to give effect to
       the entry into the Overseas Master Property
       Management Agreement and the agreement contemplated
       thereunder

E.4    Approve, for the purposes of Clause 5.3.4 of              Mgmt          For                            For
       the Trust Deed for MapletreeLog, to offer and
       issue such number of new Units at the issue
       prices as specified as would be required to
       raise up to an aggregate of SGD 206.0 Million
       in gross proceeds, for placement to investors
       in the manner specified  the Equity Fund Raising
       and to make the Cumulative Distribution  as
       specified  as a consequence of the Equity Fund
       Raising; and authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do all such acts and things  including
       executing all such documents as may be required
       as the Manager, such Director of the Manger
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interest of
       MapletreeLog to give effect to the Equity Fund
       Raising

E.5    Approve the supplement Clauses of 10.4.1 and              Mgmt          For                            For
       15.1 of the trust deed constituting MapletreeLog
       with the SPV Supplement as specified and authorize
       the Manager, any Director of the Manager and
       the Trustee to complete and do all such acts
       and things  including executing all such documents
       as may be required  as the Manager, such Director
       of the Manger or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interest of MapletreeLog to give effect to
       the SPV Supplement




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  700929461
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2006
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A VERIFICATION PERIOD EXISTS IN FRANCE. PLEASE            Non-Voting    No vote
       SEE HTTP://ICS.ADP.COM/MARKETGUIDE FOR COMPLETE
       INFORMATION.  VERIFICATION PERIOD:REGISTERED
       SHARES: 1 TO 5 DAYS PRIOR TO THE MEETING DATE,
       DEPENDS ON COMPANY S BY-LAWS.  BEARER SHARES:
       6 DAYS PRIOR TO THE MEETING DATE.FRENCH RESIDENT
       SHAREOWNERS MUST COMPLETE, SIGN AND FORWARD
       THE PROXY CARD DIRECTLY TO THE SUB CUSTODIAN.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO OBTAIN THE NECESSARY CARD, ACCOUNT DETAILS
       AND DIRECTIONS. THE FOLLOWING APPLIES TO NON-RESIDENT
       SHAREOWNERS: PROXY CARDS: ADP WILL FORWARD
       VOTING INSTRUCTIONS TO THE GLOBAL CUSTODIANS
       THAT HAVE BECOME REGISTERED INTERMEDIARIES,
       ON ADP VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED
       INTERMEDIARY, THE GLOBAL CUSTODIAN WILL SIGN
       THE PROXY CARD AND FORWARD TO THE LOCAL CUSTODIAN.
       IF YOU ARE UNSURE WHETHER YOUR GLOBAL CUSTODIAN
       ACTS AS REGISTERED INTERMEDIARY, PLEASE CONTACT
       ADP.TRADES/VOTE INSTRUCTIONS: SINCE FRANCE
       MAINTAINS A VERIFICATION PERIOD, FOR VOTE INSTRUCTIONS
       SUBMITTED THAT HAVE A TRADE TRANSACTED (SELL)
       FOR EITHER THE FULL SECURITY POSITION OR A
       PARTIAL AMOUNT AFTER THE VOTE INSTRUCTION HAS
       BEEN SUBMITTED TO ADP AND THE GLOBAL CUSTODIAN
       ADVISES ADP OF THE POSITION CHANGE VIA THE
       ACCOUNT POSITION COLLECTION PROCESS, ADP HAS
       A PROCESS IN EFFECT WHICH WILL ADVISE THE GLOBAL
       CUSTODIAN OF THE NEW ACCOUNT POSITION AVAILABLE
       FOR VOTING. THIS WILL ENSURE THAT THE LOCAL
       CUSTODIAN IS INSTRUCTED TO AMEND THE VOTE INSTRUCTION
       AND RELEASE THE SHARES FOR SETTLEMENT OF THE
       SALE TRANSACTION. THIS PROCEDURE PERTAINS TO
       SALE TRANSACTIONS WITH A SETTLEMENT DATE PRIOR
       TO MEETING DATE + 1

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 297085 DUE TO CHANGE IN NUMBER OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Approve the financial statements and the statutory        Mgmt          For                            For
       reports

2.     Approve the allocation of income and omission             Mgmt          For                            For
       of dividend

3.     Approve Special Auditors  report regarding related-party  Mgmt          Against                        Against
       transactions

4.     Approve to accept consolidated financial statements       Mgmt          For                            For
       and the statutory reports

5.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

6.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.11 per share

7.     Approve the allocation of extra dividends of              Mgmt          For                            For
       EUR 0.48 per share

8.     Approve Special Auditors  report regarding related-party  Mgmt          Against                        Against
       transactions

9.     Approve to accept consolidated financial statements       Mgmt          For                            For
       and the statutory reports

10.    Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       the issued share capital




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  700813404
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  MIX
    Meeting Date:  10-Nov-2005
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive and approve the financial reports of              Non-Voting    No vote
       Mirvac Group, Mirvac and MPT, and the reports
       of the Directors and of the Auditors for each
       entity for the YE 30 JUN 2005

1.     Approve the Mirvac Limited s remuneration report          Mgmt          For                            For
       for the FYE 30 JUN 2005

2.     Elect Mr. James MacKenzie as a Director of Mirvac         Mgmt          For                            For
       Limited

3.     Elect Mr. Richard Turner as a Director of Mirvac          Mgmt          For                            For
       Limited

4.     Approve that Mirvac Limited  Mirvac  and Mirvac           Mgmt          For                            For
       Funds Limited  MFL  as responsible entity of
       Mirvac Property Trust  MPT  be permitted to
       make the deed of Co-operation in the form as
       specified by the Chairman of the meeting for
       the purposes of identification  Deed of Co-Operation
       , and to give financial benefits under or contemplated
       by the Deed of Co-operation to any of their
       related parties including, without limitation,
       to each other and any of their controlled entities,
       and to the Directors of Mirvac and MFL receiving
       consequential indirect financial benefits from
       holding stapled securities   comprising shares
       in Mirvac and units in MPT

5.     Approve the participation in the Employee Incentive       Mgmt          For                            For
       Scheme  EIS  by the issue of stapled securities
       to a value of AUD 250,000 to Mr. Gregory Paramor,
       Managing Director of Mirvac Limited, in accordance
       with the terms of the EIS and on the terms
       of explanatory statement as specified




--------------------------------------------------------------------------------------------------------------------------
 PRIMARIS RETAIL REAL ESTATE INV. TRU                                                        Agenda Number:  932468552
--------------------------------------------------------------------------------------------------------------------------
        Security:  74157U109
    Meeting Type:  Special
    Meeting Date:  17-May-2006
          Ticker:  PMZFF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROLAND A. CARDY                                           Mgmt          For                            For
       R. MICHAEL LATIMER                                        Mgmt          For                            For
       WILLIAM BIGGAR                                            Mgmt          For                            For
       KENNETH FIELD                                             Mgmt          For                            For
       IAN COLLIER                                               Mgmt          For                            For
       MICHAEL LA BRIER                                          Mgmt          For                            For
       MICHAEL NOBREGA                                           Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP AS AUDITORS AND               Mgmt          For                            For
       TO AUTHORIZE THE TRUSTEES TO FIX THEIR REMUNERATION.

03     TO PASS AN ORDINARY RESOLUTION APPROVING AN               Mgmt          For                            For
       AMENDMENT TO THE REIT S DECLARATION OF TRUST.




--------------------------------------------------------------------------------------------------------------------------
 PSP SWISS PROPERTY AG, ZUG                                                                  Agenda Number:  700898363
--------------------------------------------------------------------------------------------------------------------------
        Security:  H64687124
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2006
          Ticker:
            ISIN:  CH0018294154
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 292904, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE ADP CUTOFF DATE
       WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS. THANK YOU.

1.     Approve the annual activity report and financial          Mgmt          For                            For
       statements 2005, the report of the Statutory
       Auditors

2.     Approve the allocation of income and omission             Mgmt          For                            For
       of dividends

3.     Grant discharge to the Board and Senior Management        Mgmt          For                            For

4.     Approve the CHF 98.5 million reduction in share           Mgmt          For                            For
       capital, capital repayment of  CHF 2.10 share

5.1    Re-elect  Messrs. Guenther Gase, Fritz Joerg              Mgmt          For                            For
       and Gino Pfizer as the Directors

5.2    Elect Messrs. Nick Van Omen and Martin Wetter             Mgmt          For                            For
       as the Directors

6.     Ratify Pricewaterhousecoopers AG as the Auditors          Mgmt          For                            For

7.     Ratify Dr. Rietmann Partner AG as the Special             Mgmt          For                            For
       Auditor




--------------------------------------------------------------------------------------------------------------------------
 QUINTAIN ESTATES AND DEVELOPMENT PLC                                                        Agenda Number:  700788930
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73282108
    Meeting Type:  AGM
    Meeting Date:  06-Sep-2005
          Ticker:
            ISIN:  GB0007184442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director s report and               Mgmt          For                            For
       the audited accounts of the Group for the YE
       31 MAR 2005

2.     Declare a final dividend of 6.75 pence per share          Mgmt          For                            For
       for the YE 31 MAR 2005

3.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 31 MAR 2005

4.     Receive and adopt the Audit Committee report              Mgmt          For                            For
       for the YE 31 MAR 2005

5.     Elect Mr. Tom Cross Brown as a Director                   Mgmt          For                            For

6.     Re-elect Mr. James Hamilton Stubber as a Director         Mgmt          For                            For

7.     Re-elect Mr. John Plender as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Nicholas Shattock as a Director              Mgmt          For                            For

9.     Re-elect Mr. Nigel Ellis as the Chairman of               Mgmt          For                            For
       the Company

10.    Re-elect Mr. David Pangbourne as the Chairman             Mgmt          For                            For
       of the Audit Committee

11.    Re-elect Mr. Martin Meech as the Chairman of              Mgmt          For                            For
       the Remuneration  Committee

12.    Re-appoint KMPG Audit PLC as the Auditors of              Mgmt          For                            For
       the Company

13.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

14.    Approve the Section 80 period as defined in               Mgmt          For                            For
       Article 11(d)(ii) of the Articles of Association
       of the Company and that for such period the
       Section 80 amount shall be GBP 10,765,895
       being one third of the nominal value of the
       issued share capital as at 31 MAR 2005  and
       that all previous authorities under section
       80 of the Companies Act 1985 shall henceforth
       cease to have effect;  Authority expires at
       the end of 15 months

S.15   Approve Section 89 period defined in Article              Mgmt          For                            For
       11(d)(iii) of the Articles of Association of
       the Company and that for such period the Section
       89 amount as defined in Article 11(d)(v) shall
       be GBP 1,614,884 being 5% of the issued share
       capital;  Authority expires at the end of 15
       months

S.16   Authorize the Company,  to make market purchases          Mgmt          For                            For
       Section 163  of the Companies Act, of up to
       12,919,074  being 10% ordinary shares of the
       Company, at a minimum price of 25p, equal to
       105% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days;  Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2006 or 15 months ; the Company before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.17   Amend the Articles of the Company by deleting             Mgmt          For                            For
       of the existing Article 175 of the Articles
       of Association by replacing the new ones as
       specified

18.    Approve that :a) the Quintain Estates and Development     Mgmt          For                            For
       PLC 2005 Company Share Option Plan  the CSOP
       in the form of the draft rules submitted to
       the meeting; b) authorize the Directors: i)
       adopt the CSOP; ii) to seek the written approval
       of the Board of Inland Revenue under schedule
       4 to the Income Tax  Earnings and Pensions
       Act 2003  the CSOP Approval  and, in their
       absolute discretion to amend, waive or replace
       such of the rules of the CSOP or introduce
       such new rules as may be necessary for the
       CSOP to obtain and maintain the CSOP; iii)
       to do all other acts and things necessary to
       carry the CSOP into effect; and iv) to vote
       as Directors on any matter connected with the
       CSOP notwithstanding they may be interested
       in the same except that no Director shall vote
       on any resolution concerning his own participation
       in the CSOP or be counted in the quorum required
       for the consideration of any such resolution;
       c) authorize the Directors : i) to establish
       further schemes based on the CSOP but modified
       to take account of local tax, exchange control
       or securities laws in overseas territories,
       any shares made available under such further
       schemes will be treated as counting against
       any limits on individual or overall participation
       in the CSOP; ii) to do all other acts and things
       necessary to carry such further schemes into
       effect; and iii) to vote as the Directors on
       any matter connected with such further schemes
       notwithstanding they may be interested in the
       same except that no Director shall vote on
       any resolution concerning his own participation
       in the relevant scheme or be counted in the
       quorum required for the consideration of any
       such resolution

19.    Approve Quintain Estates and development PLC              Mgmt          For                            For
       2005 savings-related Share Option Plan  the
       Sharesave Plan  in the form of the draft rules
       submitted to the meeting; b) authorize the
       Directors: i) adopt the Sharesave Plan;  ii)
       to seek the written approval of the Board of
       Inland Revenue under Schedule 3 to the Income
       Tax  Earnings and Pensions  Act 2003  the Sharesave
       Approval  and, in their absolute discretion
       to amend, waive or replace such of the rules
       of the Sharesave Plan or introduce such new
       rules as may be necessary for the Sharesave
       Plan to obtain and maintain the Sharesave Plan;
       iii) to do all other acts and things necessary
       to carry the Sharesave Plan into effect; and
       iv) to vote as the Directors on any matter
       connected with the Sharesave Plan notwithstanding
       they may be interested in the same except that
       no Director shall vote on any resolution concerning
       his own participation in the Sharesave Plan
       or be counted in the quorum required for the
       consideration of any such resolution




--------------------------------------------------------------------------------------------------------------------------
 RODAMCO EUROPE NV, ROTTERDAM                                                                Agenda Number:  700921338
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7518K100
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2006
          Ticker:
            ISIN:  NL0000289320
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 13 APR 2006. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Receive the report by the Management Board and            Non-Voting    No vote
       the Supervisory Board for the FY 2005

3.     Approve the annual accounts for the FY 2005               Mgmt          For                            For

4.     Declare a final cash dividend of EUR 2.17 to              Mgmt          For                            For
       be payable on 28 APR 2006

5.     Grant discharge to the Management Board: Mr.              Mgmt          For                            For
       Marten J. Hulshoff, Mr. Joost A. Bomhoff and
       Mr. K. Willem Ledeboer

6.     Grant discharge to the Supervisory Board: Mr.             Mgmt          For                            For
       Robert F.W. Van Oordt  Chariman ; Mr. Frans
       J.G.M. Cremers; Mr. K. Terry Dornbush; Mr.
       Rob Ter Harr; Mr. Bart R. Okkens; Mr. Jos W.B.
       Westerburgen; Mr. Henk B. Van Wijk

7.     Appoint Mr. P.M. Van Rossum as statutory Managing         Mgmt          For                            For
       Director of the Company as of the 20 APR 2006
       for a period of 4 full calendar years

8.a    Approve the revised resignation rota of the               Non-Voting    No vote
       Supervisory Board

8.B    Re-appoint Mr. R. ter Haar and Mr. H.B. van               Mgmt          For                            For
       Wijk as the Member of the Supervisory Board
       of the Company as of 20 APR 2006 for a period
       of 4 full calendar years

9.a    Amend the current Remuneration Policy                     Mgmt          For                            For

9.b    Approve to introduce a new Long-Term Incentive            Mgmt          For                            For
       Share Plan

10.    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

11.    Re-appoint PricewaterhouseCoopers Accountants             Mgmt          For                            For
       N.V. as the Auditor for FY 2006 for a period
       of 4 full calendar years

12.    Approve to have the annual accounts and the               Mgmt          For                            For
       report available only in the English language
       as from the FY 2006

13.    Announcements of the Management Board and Questions       Non-Voting    No vote

14.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE, PARIS                    Agenda Number:  700854830
--------------------------------------------------------------------------------------------------------------------------
        Security:  F88835115
    Meeting Type:  EGM
    Meeting Date:  25-Jan-2006
          Ticker:
            ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Registered Shares: 1 to 5 days prior to the               Non-Voting    No vote
       meeting date, depends on company s by-laws.
       Bearer Shares: 6 days prior to the meeting
       date. French Resident Shareowners must complete,
       sign and forward the Proxy Card directly to
       the sub custodian.  Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.The following
       applies to Non-Resident Shareowners: Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1

1.     Amend Article number 28 of the By-Laws and cancels        Mgmt          For                            For
       the provision giving the power of ordinary
       shareholders  meeting to authorize the issuance
       of simple bonds

2.     Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, by way of a public
       offering in France or abroad the share capital
       by issuance, without the shareholders  preferred
       subscription rights of debt securities giving
       access to the Company s ordinary shares and
       the global nominal amount of shares issued
       under this delegation of authority shall not
       exceed EUR 25,000,000.00, thel nominal amount
       debt securities issued shall not exceed EUR
       500,000,000.00; and authorize the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities;  Authority
       expires on 26 month ; and all earlier delegations
       to the same effect

3.     Approve the number of securities to be issued             Mgmt          Against                        Against
       may be increased for each of the issues decided
       in the previous resolution within the limit
       of the ceilings fixed by the meeting, in the
       event of an excess demand

4.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion by way of issuing shares
       in favour of employees  and Executives  of
       the Company  and related Companies  who are
       the Members of a Company Saving Plan;  Authority
       expires on 26 month ; and for an amount that
       shall not exceed EUR 320,000.00; and authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

5.     Grant all powers to the bearer of a copy or               Mgmt          For                            For
       an extract of the minutes of the present to
       accomplish all deposits and publications prescribed
       by Law




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE, PARIS                    Agenda Number:  700928180
--------------------------------------------------------------------------------------------------------------------------
        Security:  F88835115
    Meeting Type:  MIX
    Meeting Date:  10-May-2006
          Ticker:
            ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Please           Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian.  Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.       The following
       applies to Non-Resident Shareowners:      Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       on the Company Management, report of the Chairman
       on the Board conditions of preparation and
       organizations and internal procedures and the
       Auditors general report and approve the Company
       s financial statements and the balance sheet
       for the YE 31 DEC 2005, showing earnings of
       EUR 52,682,102.67 and the overall amount of
       expenses and charges of EUR 9,183.00 as well
       as the corresponding tax; and grant discharge
       to the Board of Directors and Auditors from
       the performance of their duties during the
       said FY

O.2    Receive the report of the Board of Directors              Mgmt          For                            For
       on the Group Management and the report of the
       Statutory Auditors on the consolidated financial
       statements and approve the consolidated financial
       statements for the said FY, in the form presented
       to the meeting and showing earnings of EUR
       38,827,797.75

O.3    Approve the allocation of the distributable               Mgmt          For                            For
       amount of EUR 52,750,440.32, net income: EUR
       58,682,102.07, prior retained earnings: EUR
       68,337.65 as follows: allocation to the legal
       reserve: EUR 12,961.20  10% of the share capital
       , dividend distribution: EUR 60,801,226.50
       the shareholders will receive a net dividend
       of EUR 3.50 per share for each of the 17,371,779
       shares and will entitle to the 40% allowance
       provided by the French Tax Code this dividend
       will be paid on 31 MAY 2006 as required by
       Law

O.4    Amend  Article 39 of the Finance Law for 2004,            Mgmt          For                            For
       to transfer the amount of EUR 7,549,098.49
       posted to the special reserve of long-term
       capital gains to an ordinary reserve account
       called various reserves said transfer makes
       the reserve available and involves the payment
       of an extraordinary tax of EUR 178,227,00,
       payable on 15 MAR 2006 and 15 MAR 2007 this
       tax is deducted from the reserves account

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code, acknowledges that
       no new agreement was entered into during the
       FY 2005

O.6    Approve the resignation of Mr. Leon Petit as              Mgmt          Against                        Against
       the Director and ratify the appointment of
       Mr.Philippe Carraud for the remainder of Leon
       Petit s term of Office, until the shareholders
       meeting called to approve the financial statements
       for the FYE 21 DEC 2007

O.7    Acknowledge Mr. Jean-Pierre Platzer s decease             Mgmt          For                            For
       and ratifie the appointment of Mr. Jean-Paul
       Bertheau for the remainder of Mr. Jean-Pierre
       Platzer s term of Office until the shareholders
       meeting called to approve the financial statements
       for the FYE 31 DEC 2008

O.8    Approve to renew the appointment of Groupama              Mgmt          Against                        Against
       SA as a Director for a 6-year period

O.9    Approve to renew the appointment of Dominique             Mgmt          Against                        Against
       Schlissinger as a Director for a 6-year period

O.10   Approve the total annual fees of EUR 90,000.00            Mgmt          For                            For
       to the Board of Directors

O.11   Authorizes the Board of Directors to buy back             Mgmt          For                            For
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 110.00, maximum number
       of shares to be acquired: 10% of the share
       capital 1,737,178 actions, maximum funds invested
       in the share buybacks: EUR 191,089.580.00 ;
       Authority expires at the end of18-month period
       and the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       external growth cannot exceed 5% of its capital
       this authorization supersedes the shareholders
       meeting on 11 MAY 2005 in its resolution numbers;
       authorize the Board of to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, by cancelling the shares held
       by the Company in connection with a stock repurchase
       plan, up to a maximum of 10% of the share capital
       over a 24-month period

E.13   Authorize the Board of Directors, in order to             Mgmt          For                            For
       increase the share capital, in on or more with
       preferential subscription right maintained
       by way of issuing ordinary shares, by way of
       capitalizing reserves, profits, premiums or
       other means to be carried out through the issue
       of bonus shares or the raise of the par value
       of the existing shares;  Authority is given
       for a 26-month period  and the global nominal
       amount of shares issued under this delegation
       of authority shall not exceed EUR 25,000,000
       this delegation of powers supersedes any and
       all earlier delegations to the same effect
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Board of Directors the necessary            Mgmt          Against                        Against
       powers to increase the capital, on one or more
       occasions, in France or abroad by way of a
       public offering by a maximum nominal amount
       of EUR 25,000,000.00 by issuance, with cancellation
       of preferential subscription rights of ordinary
       shares. however as required by law, the Board
       of Directors may grant the shareholders a priority
       right these shares may be issued in consideration
       for securities tendered in a public exchange
       offer initiated by the Company and  to take
       all necessary measures and accomplish all necessary
       formalities;  Authority is granted for a 26-month
       period  and supersedes any and all earlier
       delegations to the same effect, it being mentioned
       that the authorization granted by the shareholders
       meeting of 25 JAN 2006 in its Resolution 2
       remains valid until its expiring period

E.15   Approve the Resolutions 13 and 14 of the present          Mgmt          Against                        Against
       meeting, the number of securities to be issued
       may be increased in case of a surplus demand,
       with in the ceilings limit fixed by the meeting

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on or more occasions, at
       its sole discretion, by way of issuing ordinary
       shares, in favour of Employees and Managers
       of the Company and related Companies who are
       Members of a Company savings plan, with cancellation
       of the Preferential subscription right this
       delegation is given for a 28-month period and
       for an amount that shall not exceed EUR 320,000.00
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by way of issuing ordinary
       shares, in consideration for the contributions
       in kind granted to the Company and comprised
       of capital securities or securities, giving
       access to the capital the global nominal amount
       of shares issued under this authority shall
       not exceed 10% of the share capital this authorization
       is granted for a 26-month period the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.18   Approve to bring the Articles of the Bylaws               Mgmt          Against                        Against
       into conformity with the latest legal and regulatory
       requirements mentioned in the order dated 14
       DEC 2000 ratified by the act dated 02 JUL 2003,
       the act No. 2001-420 dated 15 MAY 2001 concerning
       the new economic regulations, the French Financial
       Security Act No. 2003-706 dated 01 AUG 2003
       the order No. 2001-604 of 24 JUN 2004 regarding
       the reform of the securities system and Act
       No. 2005-842 dated 26 JULY 2005 for the trust
       and modernization of the economy to cancel
       the statutory measure mentioning that the voting
       right be carried out by the beneficial owner
       in the ordinary and extraordinary shareholders
       meetings and to ensure that, from now on, the
       voting right belongs to the beneficial owner
       in ordinary shareholders meeting and to reversionary
       owner in the extraordinary shareholders meeting
       to cancel the statutory mentions regarding
       the award of annual fees to the control agents
       and the President of honour  to modify subsequently
       the Articles 4, 6, 7, 8, 9, 11, 12, 13, 14,
       19, 21, 22, 24, 26, 28, 29 and 35 of the Bylaws

E.19   Approve to include in the Bylaws an obligation            Mgmt          Against                        Against
       for any shareholder exceeding the 2% of the
       threshold of the share capital or voting rights,
       to inform the keep of the total number of shares
       and the voting rights he owns, within 5 trading
       days starting on the date of the exceeding
       of the threshold to modify the Article 7 of
       the Bylaws - form and transfer of the shares

E.20   Approve to cancel the first statutory dividend            Mgmt          For                            For
       and hence to amend Article 34 of the Bylaws
       application and distribution of profits

E.21   Grant all powers to the bearer of a copy or               Mgmt          For                            For
       an extract of he minutes of this meeting in
       order to accomplish all formalities filings
       and registrations prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LD LTD                                                                            Agenda Number:  700934486
--------------------------------------------------------------------------------------------------------------------------
        Security:  V80978113
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2006
          Ticker:
            ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2005

2.     Declare a final dividend of 20%  20 cents per             Mgmt          For                            For
       share  for the YE 31 DEC 2005  2004: 15%  15
       cents per share

3.     Approve the Directors  fees of SGD 294,500 for            Mgmt          For                            For
       the YE 31 DEC 2005  2004: SGD 294,500

4.a    Re-elect Mr. Gn Hiang Meng, who retires by rotation       Mgmt          For                            For
       in accordance with Article 109 of the Company
       s Articles of Association, as a Director

4.b    Re-elect Mr. Perry L. Pe, who retires by rotation         Mgmt          For                            For
       in accordance with Article 109 of the Company
       s Articles of Association, as a Director

4.c    Re-elect Mr. Wee Ee Lim, who retires by rotation          Mgmt          For                            For
       in accordance with Article 109 of the Company
       s Articles of Association, as a Director

5.a    Re-appoint Mr. Wee Cho Yaw, pursuant to Section           Mgmt          For                            For
       153 (6) of the Companies Act, as a Director

5.b    Re-appoint Mr. John Gokongwei, Jr., pursuant              Mgmt          For                            For
       to Section 153 (6) of the Companies Act, as
       a Director

5.c    Re-appoint Mr. Tan Boon Teik, pursuant to Section         Mgmt          For                            For
       153 (6) of the Companies Act, as a Director

5.d    Re-appoint Mr. Gabriel C. Singson, Alternate              Mgmt          For                            For
       Director to Mr. Perry L. Pe, pursuant to Section
       153 (6) of the Companies Act, as a Director

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited, to issue shares
       including the issue of shares pursuant to
       offers, agreements or options made or granted
       by the Company  and convertible securities
       including the making and granting of offers,
       agreements or options which would or which
       might require shares to be issued or allotted
       , the aggregate number of shares and convertible
       securities issued pursuant to this resolution
       to shareholders on a pro rata basis not exceeding
       50% of the issued share capital of the Company,
       and under circumstances where Members of the
       Company are not given an opportunity to participate
       in such an issue, offer, agreement or option
       referred to as specified, not exceeding 20%
       of the issued share capital of the Company;
       and the percentage of issued share capital
       shall be calculated based on the Company s
       issued share capital at the time of the passing
       of this resolution after adjusting for new
       shares arising from the conversion or exercise
       of convertible securities or exercising share
       options or vesting of share awards outstanding
       or substituting at the time of the passing
       of this resolution in compliance with Part
       VIII of Chapter 8 of the SGX Listing Manual,
       and any subsequent consolidation or subdivision
       of shares;  Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the date of the next AGM of the Company
       as required By-law

8.     Transact any other business                               Other         Against                        *




--------------------------------------------------------------------------------------------------------------------------
 SLOUGH ESTATES PLC                                                                          Agenda Number:  700936846
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81821103
    Meeting Type:  AGM
    Meeting Date:  16-May-2006
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors  report and accounts for              Mgmt          For                            For
       the YE 31 DEC 2005

2.     Declare a dividend on ordinary shares                     Mgmt          For                            For

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            For
       Committee

4.     Elect Mr. T.H.W. Wernink as a Director                    Mgmt          For                            For

5.     Elect Mr. D.J.R. Sleath as a Director                     Mgmt          For                            For

6.     Re-elect Mr. I.D. Coull as a Director, who retires        Mgmt          For                            For
       from the Board by rotation

7.     Re-elect Mr. J.A.N. Heawood as a Director, who            Mgmt          For                            For
       retires from the Board by rotation

8.     Re-elect Mr. Lord Blackwell as a Director, who            Mgmt          For                            For
       retires from the Board by rotation

9.     Re-elect Mr. P.D. Orchard-Liste as a Director             Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

11.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

12.    Authorize the Company to make EU Political Organisation   Mgmt          For                            For
       donations up to GBP 20,000 and incur EU Political
       Expenditure up to GBP 20,000

13.    Authorize the Directors to allot equity securities        Mgmt          For                            For
       with pre-emptive rights up to aggregate nominal
       amount of GBP 35,252,267

14.    Grant authority to the issue of equity or equity          Mgmt          For                            For
       linked securities without pre-emtive rights
       up to aggregate nominal amount of GBP 5,287,840

15.    Authorize the Company to make market purchase             Mgmt          For                            For
       of 10% of the issued ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                                                   Agenda Number:  932488302
--------------------------------------------------------------------------------------------------------------------------
        Security:  85590A203
    Meeting Type:  Annual
    Meeting Date:  02-May-2006
          Ticker:  HOT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HEYER                                                     Mgmt          For                            For
       BARSHEFSKY                                                Mgmt          For                            For
       CHAPUS                                                    Mgmt          For                            For
       DUNCAN                                                    Mgmt          For                            For
       GALBREATH                                                 Mgmt          For                            For
       HIPPEAU                                                   Mgmt          For                            For
       QUAZZO                                                    Mgmt          For                            For
       RYDER                                                     Mgmt          For                            For
       YIH                                                       Mgmt          For                            For
       YOUNGBLOOD                                                Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2006.




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND                                                                                   Agenda Number:  700809126
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  25-Oct-2005
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Constitution of Stockland Trust in              Mgmt          For                            For
       accordance with the provisions of the Supplemental
       Deed Poll No 10 as specified; and authorize
       Stockland Trust Management Limited to execute
       the Supplemental Deed Poll No 10 and lodge
       it with the Australian Securities and Investment
       Commission

2.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors  report and the financial statements
       for the YE 30 JUN 205, together with the Auditors
       report

3.     Approve the Company s remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2005

4.     Re-elect Mr. Peter Scott as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company s Constitution

5.     Re-elect Mr. Bruce Corlett as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Company s Constitution

6.     Approve to increase the maximum aggregate payment         Mgmt          For                            For
       limit for Non Executive Directors  fees by
       an amount of AUD 950,000, from AUD 950,000
       per annum, excluding the superannuation to
       AUD 1,900,000 per annum, including superannuation

7.     Approve for all purposes under the Corporations           Mgmt          Against                        Against
       Act and the Listing Rule of the Australian
       Stock Exchange Limited for: the allotment or
       transfer of up to a total 352,000 Stockland
       stapled securities to Mr. Matthew Quinn in
       2 tranches, each of an equal number if stapled
       securities, under the terms of the Stockland
       Incentive Share Plan  Plan , within 1 month
       after the date of the meeting at which this
       resolution was considered; interest free loans
       to be provided to Mr. Quinn under the Plan,
       for 100% of the subscription or purchase price
       of the stapled securities approved to be allotted
       or transferred to Mr. Quinn under this resolution;
       and the provision of awards to Mr. Quinn, being
       partial waivers of loan repayment obligations
       determined by the Board under the Plan, including
       where Stockland achieves earnings per stapled
       security targets and/or total securityholder
       return targets set by the Board over 2 and
       3 year periods for each tranche respectively;
       provided that Mr. Quinn will receive no benefit
       under this resolution if he resigns or is dismissed
       for cause before 31 DEC 2007 in respect of
       the first tranche and 30 JUN 2008 in respect
       of the second tranche of stapled securities
       issued or transferred in accordance with this
       resolution

8.     Approve for all purposes under the Corporations           Mgmt          Against                        Against
       Act and the Listing Rule of the Australian
       Stock Exchange Limited for: the allotment or
       transfer of up to a total 188,000 Stockland
       stapled securities to Mr. Hugh Thorburn in
       2 tranches, each of an equal number if stapled
       securities, under the terms of the Stockland
       Incentive Share Plan  Plan , within 1 month
       after the date of the meeting at which this
       resolution is considered; interest free loans
       to be provided to Mr. Thorburn under the Plan,
       for 100% of the subscription or purchase price
       of the stapled securities approved to be allotted
       or transferred to Mr. Thorburn under this resolution
       and the provision of awards to Mr. Thorburn,
       being partial waivers of loan repayment obligations
       determined by the Board under the Plan, including
       where Stockland achieves earnings per stapled
       security targets and/or total securityholder
       return targets set by the Board over 2 and
       3 year periods for each tranche respectively;
       provided that Mr. Thorburn will receive no
       benefit under this resolution if he resigns
       or is dismissed for cause before 31 DEC 2007
       in respect of the first tranche and 30 JUN
       2008 in respect of the second tranche of stapled
       securities issued or transferred in accordance
       with this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  700817527
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  08-Dec-2005
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the report of the Directors           Mgmt          For                            For
       and the audited accounts for the YE 30 JUN
       2005

2.     Declare a final dividend                                  Mgmt          For                            For

3.1.A  Re-elect Dr. Li Ka-Cheung, Eric as a Director             Mgmt          For                            For

3.1.B  Re-elect Professor Wong Yue-Chim, Richard as              Mgmt          For                            For
       a Director

3.1.C  Re-elect Dr. Lee Shau-Kee as a Director                   Mgmt          For                            For

3.1.D  Re-elect Mr. Chan Kui-Yuen, Thomas as a Director          Mgmt          For                            For

3.1.E  Re-elect Mr. Chan Kui-Ming as a Director                  Mgmt          For                            For

3.1.F  Re-elect Mr. Kwong Chun as a Director                     Mgmt          For                            For

3.1.G  Re-elect Mr. Wong Yick-Kam, Michael as a Director         Mgmt          For                            For

3.1.H  Re-elect Mr. Wong Chik-Wing, Mike as a Director           Mgmt          For                            For

3.2    Approve to fix the Directors  remuneration                Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors of the Company to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases, pursuant to the approval
       of this resolution, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company;  Authority expires
       the earlier of the conclusion of next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by its Articles of Association or
       by the Laws of Hong Kong

6.     Authorize the Directors, in addition to any               Mgmt          Against                        Against
       other authority, to allot, issue and deal with
       additional shares in the capital of the Company
       and make or grant offers, agreements and options,
       including warrants, during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; plus b) the nominal amount
       of share capital repurchased by the Company
       up to 10% of the aggregate nominal amount
       of the issued share capital of the Company
       , otherwise than pursuant to i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company ; or
       iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by its
       Articles of Association or by the Laws of Hong
       Kong to be held

7.     Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company referred to in Resolution 6
       in the notice convening this meeting in respect
       of the share capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  700951165
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9551M108
    Meeting Type:  AGM
    Meeting Date:  29-May-2006
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statements of accounts            Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2005

2.     Declare a final dividend for the YE 31 DEC 2005           Mgmt          For                            For

3.A    Re-elect Mr. Peter K.C. Woo as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Stephen T.H. Ng as a Director                Mgmt          For                            For

3.C    Re-elect Ms. Doren Y.F. Lee as a Director                 Mgmt          Against                        Against

3.D    Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          For                            For

4.     Appoint KPMG as the Auditors of the Company               Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       the shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on share repurchases for such purposes,
       subject to passing of this resolution, at such
       price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company;  Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law

6.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding the aggregate
       of a) 20% of the aggregate nominal amount of
       the issued share capital of the Company at
       the date of passing of this resolution; plus
       b) the nominal amount of share capital repurchased
       up to 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of passing of this resolution ,
       otherwise than pursuant to a) any executive
       or employee Share Option or Incentive Scheme;
       or b) a rights issue; or c) any scrip dividend
       or similar arrangement of shares in lieu of
       the whole or part of a dividend on shares of
       the Company in accordance with the Articles
       of association of the Company ;  Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law

7.     Authorize the Director of the Company, to allot,          Mgmt          Against                        Against
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 as specified, by an amount representing the
       aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 as specified, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 TISHMAN SPEYER OFFICE FUND                                                                  Agenda Number:  700989099
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q9054R108
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2006
          Ticker:
            ISIN:  AU000000TSO6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

S.1    Ratify the issue of 35,003,357 units in Tishman           Mgmt          For                            For
       Speyer Office Fund to certain institutional
       and sophisticated investors at AUD 2.05 per
       unit completed on 25 OCT 2005 as specified

S.2    Approve the issue of units in Tishman Speyer              Mgmt          For                            For
       Office Fund  TSO  to an underwriter or persons
       procured by an underwriter within a period
       of 24 months from the date of this meeting,
       in connection with an issue of units in TSO
       under the TSO Distribution Reinvestment Plan

3.     Authorize Tishman Speyer Australia Limited,               Mgmt          For                            For
       as the responsible entity of Tishman Speyer
       Office Fund  TSO , to make the Future Acquisitions
       Agreement  non U.S.  and the Contingent Option
       Agreement  non U.S.  in the form of the copies
       produced to the meeting and initialed by the
       Chairman of the meeting for the purposes of
       identification  together the Agreements  and
       to give financial benefits under the Agreements
       to Tishman Speyer Properties L.P. and its subsidiaries
       and to give consequential indirect financial
       benefits to Jerry I Speyer and Robert J Speyer
       and interests associated with them, by virtue
       of their control and ultimate beneficial ownership
       of Tishman Speyer Properties, L.P.

S.4    Amend, subject to Resolution 3 in the notice              Mgmt          For                            For
       of meeting convening this meeting being passed,
       the Constitution of Tishman Speyer Office Fund
       by inserting a new Clause 17.3A as specified
       and authorize the Tishman Speyer Australia
       Limited to execute a supplemental deed poll
       and lodge it with the Australian Securities
       and Investments Commission to give effect to
       this amendment to the Constitution




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL HOLDING, PARIS                                                                      Agenda Number:  700902629
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  19-Apr-2006
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Registered Shares: 1 to 5 days prior to the               Non-Voting    No vote
       meeting date, depends on company s by-laws.Bearer
       Shares: 6 days prior to the meeting date. French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.The following
       applies to Non-Resident Shareowners: Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APR 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors  general report and approve
       the Company s financial statements and the
       balance sheet for the YE 31 DEC 2005

O.2    Receive the report of the Auditors and the Statutory      Mgmt          For                            For
       Auditors and approve the consolidated financial
       statements for the said FY

O.3    Approve to appropriate the income of the FY               Mgmt          For                            For
       as follows: income for the FY: EUR 222,969,186.00;
       previous retained earnings: EUR 229,226,170.00;
       distributable income: EUR 452,195,356.00; total
       dividend: EUR 182,924,576.00; to appropriate
       the profit for the year of EUR 269,270,780.00
       to the retained earnings account; acknowledge
       that 3 interim dividends for an amount of EUR
       2.85 were already paid, and the remaining dividend
       of EUR 1.15 will be paid on 17 JUL 2006; i.e.
       total dividend: EUR 4.00

O.4    Acknowledge the special report of the Auditors            Mgmt          For                            For
       on the agreements governed by the Articles
       L. 225-38 ET SEQ of the French Commercial Code
       and approve the said report and the agreements
       referred to therein

O.5    Approve to renew the appointment of Mr. Francois          Mgmt          For                            For
       Jaclot as a Director for a period of 3 years

O.6    Approve to renew the appointment of Mr. Claude            Mgmt          For                            For
       Tendil as a Director for a period of 3 years

O.7    Appoint Mr. Guillaume Poitrinal as a Director             Mgmt          For                            For
       for a period of 3 years

O.8    Appoint Mr. Bernard Michel as a Director for              Mgmt          For                            For
       a period of 3 years

O.9    Authorize the Board of Directors, in supersession         Mgmt          For                            For
       of the authorization granted by the shareholders
       meeting of 28 APR 2005 set forth in Resolution
       Number 14, to buy back the Company s shares
       on the open market, subject to the conditions
       as follows: maximum purchase price: EUR 140.00;
       minimum sale price: EUR 100.00; maximum number
       of shares that may be acquired: 10% of the
       share capital, maximum funds invested in the
       share buy backs: EUR 500,000,000.00;  Authority
       expires at the end of 18 months ; and to take
       all necessary measures and accomplish all necessary
       formalities

E.10   Authorize the Board of Directors, in supersession         Mgmt          For                            For
       of the authorization granted by the shareholders
       meeting of 28 APR 2005 in its Resolution Number
       16, to reduce the share capital, by canceling
       all or part of the shares held by the Company
       in connection with the Stock Repurchase Plan
       decided in the 9 Resolution, up to a maximum
       of 10% of the share capital over a 24 month
       period;  Authority is given for 18 months

E.11   Authorize the Board of Directors, in supersession         Mgmt          Against                        Against
       of the authorization granted by the shareholders
       meeting of 17 JUN 2003 in its Resolution Number
       9, to increase the share capital, on one or
       more occasions, in favor of the employees and
       the Executives of the Company;  Authority expires
       at the end of 38 months ; and for an amount
       that shall not exceed 3% of the share capital;
       the shareholders  meeting decides to cancel
       the shareholders  preferential subscription
       rights

E.12   Grant all powers to the bearer of an original,            Mgmt          For                            For
       a copy or an extract of the minutes of this
       meeting to carry our all fillings, publications
       and other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 VASTNED OFFICES/INDUSTRIAL NV                                                               Agenda Number:  700899113
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9411C102
    Meeting Type:  AGM
    Meeting Date:  04-Apr-2006
          Ticker:
            ISIN:  NL0000288934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 28 MAR 2006. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       of 05 APR 2005

3.     Discussion of the Managing Board over the FY              Non-Voting    No vote
       2005

4.     Approve the annual accounts for the 2005 FY               Mgmt          For                            For

5.     Approve of the dividend and reserve policy                Mgmt          For                            For

6.     Approve the dividend declaration proposal for             Mgmt          For                            For
       2005 FY

7.     Grant discharge to the Managing Board for the             Mgmt          For                            For
       FY 2005

8.     Grant discharge to the Supervisory Board for              Mgmt          For                            For
       the 2005 FY

9.     Explanation of the remuneration report 2005               Non-Voting    No vote

10.    Adopt the remuneration of the Members of the              Mgmt          For                            For
       Management Board

11.    Approve the amendments in the Corporate Governance        Mgmt          For                            For
       Structure

12.    Approve the remuneration policy of the Supervisory        Mgmt          For                            For
       Board

13.A1  Re-appoint Mr. W. Nijman as the Member of the             Mgmt          For                            For
       Supervisory Board

13.A2  Re-appoint Mr. B.A.G. Van Nievelt as the Member           Mgmt          For                            For
       of the Supervisory Board

13.B1  Re-appoint Mr. W.M. Steenstra Toussaint as the            Mgmt          For                            For
       Member of the Supervisory Board

13.B2  Re-appoint Mr. B.A.G. Van Nievelt as the Member           Mgmt          For                            For
       of the Supervisory Board

13.C1  Re-appoint Mr. W.J Kolff as the Member of the             Mgmt          For                            For
       Supervisory Board

13.C2  Re-appoint Mr. B.A.G. Van Nievelt as the Member           Mgmt          For                            For
       of the Supervisory Board

14.A   Approve the retirement of Mr. F.W. Mulder as              Mgmt          For                            For
       a Member of the Supervisory  Board

14.B   Approve the retirement of Mr. P. M. Verboom               Mgmt          For                            For
       as a Member of the Supervisory  Board

14.C   Approve the retirement of Mr. N.J. Westdijk               Mgmt          For                            For
       as a Member of the Supervisory  Board

14.D   Approve the retirement of Mr. W.J. Kolff as               Mgmt          For                            For
       a Member of the Supervisory  Board

15.    Transact any other business                               Other         Abstain                        *

16.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VASTNED RETAIL NV                                                                           Agenda Number:  700899101
--------------------------------------------------------------------------------------------------------------------------
        Security:  N91784103
    Meeting Type:  AGM
    Meeting Date:  04-Apr-2006
          Ticker:
            ISIN:  NL0000288918
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 28 MAR 2006. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU

1.     Opening and announcements                                 Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       of 05 APR 2005

3.     Discussion of the Managing Board over the FY              Non-Voting    No vote
       2005

4.     Determination of  the annual account of 2005              Mgmt          For                            For

5.     Approve the Dividend and Reserve Policy                   Mgmt          For                            For

6.     Proposal to adopt the dividend over the FY 2005           Mgmt          For                            For

7.     Grant discharge to the Management Board in view           Mgmt          For                            For
       of Management for the 2005 FY

8.     Grant discharge to the Supervisory Board for              Mgmt          For                            For
       the FY 2005

9.     Explanation of the renumeration report 2005               Non-Voting    No vote

10.    Adopt the remuneration of the Members of the              Mgmt          For                            For
       Management Board

11.    Approve to change the corporate governance structure      Mgmt          For                            For

12.    Approve the remuneration policy of the Supervisory        Mgmt          For                            For
       Board

13.A1  Re-appoint Mr. N.J. Westdijk as a Member of               Mgmt          For                            For
       the Supervisory Board

13.A2  Re-appoint Mr. B.A.G. Van Nievelt as a Member             Mgmt          For                            For
       of the Supervisory Board

13.B1  Re-appoint Mr. W.J. Kolff as a Member of the              Mgmt          For                            For
       Supervisory Board

13.B2  Re-appoint Mr. B.A.G. Van Nievelt as a Member             Mgmt          For                            For
       of the Supervisory Board

13.C1  Re-appoint Mr. W.M. Steenstra Toussaint as a              Mgmt          For                            For
       Member of the Supervisory Board

13.C2  Re-appoint Mr. B.A.G. Van Nievelt as a Member             Mgmt          For                            For
       of the Supervisory Board

14.    Approve the retirement of Mr. W. Nijman, a Member         Mgmt          For                            For
       of the Supervisory Board

15.    Any other business                                        Other         Abstain                        *

16.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WERELDHAVE NV                                                                               Agenda Number:  700893870
--------------------------------------------------------------------------------------------------------------------------
        Security:  N95060120
    Meeting Type:  OGM
    Meeting Date:  30-Mar-2006
          Ticker:
            ISIN:  NL0000289213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 281727 DUE TO CHANGE IN THE VOTING STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       on 31 MAR 2005

3.     Report of the Board of Management                         Non-Voting    No vote

4.     Dividend and reserves policy                              Non-Voting    No vote

5.     Opportunity to question the External Accountant           Non-Voting    No vote

6.     Approve the accounts for 2005 and the proposal            Mgmt          For                            For
       of a dividend per ordinary share of EUR 4.55

7.     Approve the Management by the Board of Management,        Mgmt          For                            For
       including discharge of the Members of the Board
       of Management

8.     Approve the supervision on Management by the              Mgmt          For                            For
       Supervisory Board including discharge of the
       Members of the Supervisory Board

9.     Appoint Mr. J. Buijs as a Director                        Mgmt          For                            For

10.    Re-appoint Mr. G.C.J. Verweij as a Director               Mgmt          For                            For
       for a period of 4 years

11.    Re-appoint Mr. C.J. De Swart as a Member of               Mgmt          For                            For
       the Supervisory Board

12.    Appoint PricewaterhouseCoopers N.V for the review         Mgmt          For                            For
       of the accounts for the year 2006

13.    Questions                                                 Non-Voting    No vote

14.    Closure                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  700918999
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  02-May-2006
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company s financial statements and            Non-Voting    No vote
       the reports for the YE 31 DEC 2005

2.     Approve the Company s remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2005

3.     Re-elect Mr. David M. Gonski AO as a Director             Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

4.     Re-elect Mr. Stephen P. Johns as a Director               Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

5.     Re-elect Mr. Steven M. Lowy as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company s Constitution

6.     Re-elect Mr. Carla M. Zampatti AM as a Director           Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company s Constitution



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers International Realty Fund, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/15/2006